As filed with the Securities and Exchange	Registration No. 333-117617
Commission on April 17, 2006	Registration No. 811-03427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 5	☒

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
(Check appropriate box or boxes.)

ReliaStar Life Insurance Company of New York Variable Life Separate Account I

(Exact Name of Registrant)

ReliaStar Life Insurance Company of New York

(Name of Depositor)

1000 Woodbury Road

Woodbury, NY 11797

(Address of Depositor’s Principal Executive Offices) (Zip Code)

1-800-233-1351

(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Counsel

ING Americas (U.S. Legal Services)

151 Farmington Avenue, TS31, Hartford, CT 06l56

(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel

ING Americas (U.S. Legal Services)

151 Farmington Avenue, Hartford, Connecticut 06156

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 28, 2006, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

ING INVESTOR ELITE NY

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by

ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

The Policy

•   Is issued by ReliaStar Life Insurance Company of New York.

•   Is returnable by you during the free look period if you are not satisfied.

Premium Payments

•   Are flexible, so the premium amount and frequency may vary.

•   Are allocated to the variable account and the fixed account, based on your instructions.

•   Are subject to specified fees and charges.

The Policy Value

•   Is the sum of your holdings in the fixed account, the variable account and the loan account.

•   Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.

•   Has a minimum guaranteed rate of return for amounts in the fixed account.

•   Is subject to specified fees and charges, including possible surrender charges.

Death Benefit Proceeds

•   Are paid if your policy is in force when the insured person dies.

•   Are calculated under your choice of options:

•   Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

•   Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

•   Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

•   Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.

•   Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Sales Compensation

•   We pay compensation, to broker/dealers whose registered representatives sell the policy. See Distribution of the Policies, page 65, for further information about the amount of compensation we may pay.

Fund Managers

Funds managed by the following investment managers are available through the policy:

•   Alliance Capital Management, L.P.

•   BAMCO, Inc.

•   Baring International Investment Limited

•   Capital Research and Management Company

•   Columbia Management Advisors, LLC

•   Evergreen Investment Management Company, LLC

•   Fidelity Management & Research Company

•   ING Clarion Real Estate Securities L.P.

•   ING Investments, LLC

•   ING Investment Management Co.

•   J.P. Morgan Investment Management, Inc.

•   Julius Baer Investment Management, LLC

•   Legg Mason Funds Management, Inc.

•   Lord, Abbett & Co. LLC

•   Marsico Capital Management, LLC

•   Massachusetts Financial Services Company

•   Mercury Advisors

•   Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

•   Neuberger Berman, LLC

•   Neuberger Berman Management, Inc.

•   OppenheimerFunds, Inc.

•   Pacific Investment Management Company LLC

•   Pioneer Investment Management, Inc.

•   T. Rowe Price Associates, Inc.

•   UBS Global Asset Management (Americas) Inc.

•   Wells Capital Management, Inc.

This prospectus describes what you should know before purchasing the ING Investor Elite NY variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 28, 2006.

TABLE OF CONTENTS

	Page		Page
POLICY SUMMARY .............................	3	Termination of Coverage ................................	50
The Policy's Features and Benefits ...............	3	TAX CONSIDERATIONS ............................	51
Factors You Should Consider Before		Tax Status of the Company ..............................	52
Purchasing a Policy ...............................	6	Tax Status of the Policy .................................	52
Fees and Charges ....................................	8	Diversification and Investor Control Requirements .	53
THE COMPANY, THE VARIABLE		Tax Treatment of Policy Death Benefits ..............	53
ACCOUNT AND THE FIXED ACCOUNT	13	Distributions Other than Death Benefits ...............	53
ReliaStar Life Insurance Company of New		Other Tax Matters ........................................	55
York.................................................	13	ADDITIONAL INFORMATION ....................	58
The Investment Options ............................	15	General Policy Provisions ...............................	58
DETAILED INFORMATION ABOUT THE		Distribution of the Policies ..............................	65
POLICY ...........................................	19	Legal Proceedings ........................................	67
Purchasing a Policy .................................	19	Financial Statements .....................................	67
Fees and Charges ....................................	22	APPENDIX A ............................................	A-1
Death Benefits .......................................	29	APPENDIX B ..........................................................	B-1
Additional Insurance Benefits .....................	34	APPENDIX C ..........................................................	C-1
Policy Value ..........................................	41	MORE INFORMATION IS AVAILABLE ........	Back Cover
Special Features and Benefits .....................	43

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

Term	Page Where Defined	Term	Page Where Defined
Age ...........................................	20	Policy Date ...................................	20
Fixed Account ...............................	4	Policy Value .................................	41
Fixed Account Value ........................	41	Preferred Loans ..............................	44
Loan Account ................................	43	Segment or Coverage Segment ............	29
Loan Account Value ........................	43	Surrender Value .............................	50
Monthly Processing Date ..................	24	Valuation Date ..............................	41
Net Premium .................................	3	Variable Account ...........................	4
Net Policy Value .....................................	4	Variable Account Value ....................	41

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company of New York. “You” and “your” refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5033 2001 21st Avenue N.W. Minot, North Dakota 58703 1-877-886-5050 www.ingservicecenter.com

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POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits

Premium Payments See Premium Payments, page 20.

•   You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25.

•   You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.

•  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.

•   We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look Period See Free Look Period, page 22.

•   During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.

•   The free look period is ten days from your receipt of the policy.

•   During the free look period, your net premium will be allocated to the subaccount which invests in the ING Liquid Assets Portfolio.

•   Upon cancellation of your policy during the free look period, you will receive a return of all premium we have received.

Temporary Insurance See Temporary Insurance, page 22.

•   If you apply and qualify, we may issue temporary insurance equal to the amount of insurance for which you applied.

•   If the insured person's age is 59 or less, the maximum amount of temporary insurance coverage is $500,000. Otherwise, the maximum amount of temporary insurance coverage is $250,000.

Death Benefits See Death Benefits, page 29.

•   Death benefits are paid if your policy is in force when the insured person dies.

•   Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.

•   You may choose between one of three death benefit options:

•   Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

•   Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

•   Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

•   After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A. See Full Death Benefit Rider, page 39.

•   We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.

•   The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

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Death Benefit Guarantees See Death Benefit Guarantees, page 33.

•   Until the earlier of your fifth policy anniversary or the end of the Basic Death Benefit Guarantee period, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.

•   Thereafter, your policy will not lapse as long as your policy value minus the loan account value (the “net policy value”) is enough to pay the periodic fees and charges, when due.

•   However, the policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due:

•   The Basic Death Benefit Guarantee is standard on every policy. For issue ages 0-64, this guarantee generally lasts for the lesser of 15 years or to age 70. For issue ages 65 and above, this guarantee generally lasts for the lesser of five years or to age 80, but not less than one year. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee; and

•   The Lifetime Death Benefit Guarantee is an optional rider benefit that may be available, but only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Lifetime Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this guarantee.

•   A death benefit guarantee may not be available or the length of a guarantee period may be limited for substandard rated policies or policies with certain selected options or benefits.

Rider Benefits See Additional Insurance Benefits, page 34.

•   Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:

•   Optional rider benefits that you must select before they are effective; and

•   Rider benefits that automatically come with your policy.

•   In many cases, we deduct an additional monthly charge for optional rider benefits.

•   Not all riders may be available under your policy.

Investment Options See The Investment Options, page 15.

•   You may allocate your net premiums to the subaccounts of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “variable account”) and our fixed account.

•   The variable account is one of our separate accounts and consists of subaccounts which invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.

•   Your variable account value will vary with the investment performance of the funds underlying the subaccounts and the charges we deduct from your variable account value.

•   The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.

•   We credit interest of at least 3.00% per year on amounts allocated to the fixed account.

•   We may, in our sole discretion, credit interest in excess of 3.00%.

Transfers See Transfers, page 45.

•   You currently may make an unlimited number of transfers between the subaccounts and to the fixed account. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

•   There are certain restrictions on transfers from the fixed account.

•   We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer.

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Asset Allocation Programs See Dollar Cost Averaging, page 45. See Automatic Rebalancing, page 46.

•   Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

•   Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

•   There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.

•   Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans See Loans, page 43.

•   You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.

•   Generally a loan must be at least $500 and may not exceed 90% of your surrender value.

•   When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.

•   We credit amounts held in the loan account with interest at an annual rate of 3.00%.

•   We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate currently equal to 4.76%.

•   After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 2.91% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

•   Loans reduce your policy's death benefit and may cause your policy to lapse.

•   Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.

Partial Withdrawals See Partial Withdrawals, page 48.

•   After the first policy year, you may withdraw part of your policy's surrender value.

•   We currently allow one partial withdrawal each year during the first ten policy years and 12 partial withdrawals each policy year thereafter.

•   A partial withdrawal must be at least $500.

•   In policy years two through ten you may not withdraw more than 20% of your surrender value.

•   We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.

•   Partial withdrawals reduce your policy's base death benefit and policy value.

•   Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.

Surrenders See Surrender, page 50.

•   You may surrender your policy for its surrender value any time before the death of the insured person.

•   If you surrender your policy or decrease the amount of your insurance coverage, you may incur a surrender charge.

•   Surrender charges apply for ten policy years and for ten years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the surrender charge period.

•   Surrender charge rates vary by gender, risk class and age at issue.

•   For a decrease in your insurance coverage, surrender charges are assessed against the policy value. If there are multiple coverage segments, the decrease and surrender charges will be processed on a pro rata basis.

•   If the surrender charge exceeds the available net policy value, there will be no proceeds paid to you on surrender.

•   All insurance coverage ends on the date we receive your surrender request.

•   If you surrender your policy, it cannot be reinstated.

•   Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

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Reinstatement See Reinstatement, page 51.

•   Reinstatement means putting a lapsed policy back in force.

•   You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.

•   You will need to pay the required reinstatement premium.

•   If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

•   A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.

•   Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur when, together with your agent/representative, you consider an investment in the policy.

Life Insurance Coverage

•   The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.

•   You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges See Fees and Charges, page 22.

•   In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

•   A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

•   We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 50.

•   Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

•   A death benefit guarantee is in effect; or

•   Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.

•   If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.

•   If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

Exchanges See Purchasing a Policy, page 19.

•   Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.

•   Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s) will be subject to fees or penalties upon surrender or cancellation.

•   Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

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Investment Risk See The Variable Account, page 15.

•   You should evaluate the policy's long-term investment potential and risks before purchasing a policy.

•   For amounts you allocate to the subaccounts of the variable account:

•   Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;

•   You assume the risk that your values may decline or not perform to your expectations;

•   Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;

•   Each fund has various investment risks, and some funds are riskier than others;

•   There is no assurance that any of the funds will achieve its stated investment objective; and

•   You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.

•   For amounts you allocate to the fixed account:

•   Interest rates we declare will change over time; and

•   You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.

Taxation See TAX CONSIDERATIONS, page 51.

•   Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

•   Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

•   Reduction in the amount of your insurance coverage;

•   Partial withdrawals;

•   Loans;

•   Surrender;

•   Lapse; and

•   Reinstatement.

•   In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

•   There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

•   Consult with a qualified legal or tax adviser before you purchase a policy.

Sales Compensation See Distribution of the Policies, page 65.

•   We pay compensation to broker/dealers whose registered representatives sell the policy.

•   Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

•   We generally pay more compensation on premiums paid for base insurance coverage than we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative the right blend of base coverage and term rider coverage for you.

Other Products

•   We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.

•   Contact your agent/registered representative if you would like information about these other products.

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Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Transaction Fees and Charges, page 23.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	• Deducted when you make a premium payment.	• 4.50% of each premium payment.
Partial Withdrawal Fee	• Deducted when you take a partial withdrawal.	• $25 - maximum. • $10 - current.
Surrender Charge [1]	• Deducted when you surrender your policy or decrease your insurance coverage.

•   Maximum rates - $39.86 per $1,000 of insurance coverage.

•   Minimum rates - $2.63 per $1,000 of insurance coverage.

•   Rates for a representative insured person - $9.63 per $1,000 of insurance coverage. The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

Transfer Charge	• Deducted each time you make a transfer between investment options.	• $25 - maximum. • $0 - current.
Excess Illustration Fee	• Deducted each time you request an illustration after the first each policy year.	• $50 - maximum. • $0 - current.
Excess Annual Policy Report Fee	• Deducted each time you request an annual policy report after the first each policy year.	• $50 - maximum. • $0 - current.
Accelerated Death Benefit Rider Charge	• On the date the acceleration request is processed.	• $300 per acceleration request.
Overloan Lapse Protection Rider	• On the monthly processing date on or next following the date we receive your request to exercise the rider benefit.	• 3.50% of the policy value. [2]

[1]

The rates shown are for the first segment year. The surrender charge rates that apply to you depend on the insured person's gender, age and risk class. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth segment year.

[2]	Your policy value is the sum of your holdings in the fixed account, the variable account and the loan account.

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Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 24; and Loan Interest, page 43.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge [3]	• On the monthly processing date.

•   Maximum Rates per $1,000 of insurance coverage -

•   $20.68 - guaranteed.

•   $9.24 - current.

•   Minimum Rates per $1,000 of insurance coverage -

•   $0.06 - guaranteed.

•   $0.04 - current.

•   Rates for a representative insured person per $1,000 of insurance coverage -

•   $0.14 - guaranteed.

•   $0.07 - current.

•   The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

Administrative Charge	• On the monthly processing date.	• $10 - guaranteed. • $8.50 - current.
Monthly Amount Charge [3]	• On the monthly processing date during the first ten policy years (or ten years following an increase in your insurance coverage).

•   Maximum Rates - $1.08 per $1,000 of insurance coverage.

•   Minimum Rates - $0.05 per $1,000 of insurance coverage.

•   Rates for a representative insured person - $0.08 per $1,000 of insurance coverage. The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

Mortality and Expense Risk Charge [4]	• On the monthly processing date.	• 0.04% (0.50% annually) of variable account value (after the other monthly fees and charges are deducted) in policy years 1 - 10.
Loan Interest Charge	• Payable in advance at the time you take a loan and each policy year thereafter.	• 4.76% annually of the amount held in the loan account for non-preferred loans. • 2.91% annually of the amount held in the loan account for preferred loans.

[3]

The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and the monthly amount charges that apply to you depend on the amount of your insurance coverage and the insured person's age at issue and age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for an insured person in the substandard risk class is $83.33 per $1,000 of insurance coverage.

[4]

The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 26, for the monthly rate without rounding.

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Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Rider Fees and Charges, page 26.

Rider	When Deducted	Amount Deducted
Accidental Death Benefit Rider [5]	• On the monthly processing date.

•   Maximum Rates - $0.11 per $1,000 of rider benefit.

•   Minimum Rates - $0.07 per $1,000 of rider benefit.

•   Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

Additional Insured Rider [5]	• On the monthly processing date.

•   Maximum Rates - $1.91 per $1,000 of rider benefit.

•   Minimum Rates - $0.08 per $1,000 of rider benefit.

•   Rates for a representative additional insured
person - $0.11 per $1,000 of rider benefit. The representative additional insured person is a female age 30 in the standard no tobacco risk class.

Term Insurance Rider [5]	• On the monthly processing date to age 80.

•   Maximum Rates per $1,000 of rider benefit -

•   $4.66 - guaranteed.

•   $2.10 - current.

•   Minimum Rates per $1,000 of rider benefit -

•   $0.06 - guaranteed.

•   $0.04 - current.

•   Rates for a representative insured person per $1,000 of rider benefit -

•   $0.12 - guaranteed.

•   $0.06 - current.

•   The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

Total Disability Specified Premium Rider [5]	• On the monthly processing date.

•   Maximum Rates - $0.17 per $1 of the specified amount of premium.

•   Minimum Rates - $0.04 per $1 of the specified amount of premium.

•   Rates for a representative insured person - $0.04 per $1 of the specified amount of premium. The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

[5]

The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

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Optional Rider Fees and Charges, continued

Rider	When Deducted	Amount Deducted
Waiver of Monthly Deduction Rider [6]	• On the monthly processing date.

•   Maximum Rates - $0.48 per $1 of the periodic fees and charges due each month.

•   Minimum Rates - $0.04 per $1 of the periodic fees and charges due each month.

•   Rates for a representative insured person - $0.04 per $1 of the periodic fees and charges due each month. The representative insured person is a male, age 30 in the preferred no tobacco risk class, with an amount of insurance coverage in effect between $250,000 and $999,999.

Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Fund Expenses (expenses deducted from fund assets)

	Minimum	Maximum
Total Gross Annual Fund Expenses [7]	0.27%	1.34%
Total Net Annual Fund Expenses [8]	0.27%	1.30%

[6]

The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for this rider depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[7]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[8]

The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2007. Out of all of the funds available through the policy, 22 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

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How the Policy Works

Your Premium You make a premium payment.

We deduct from each premium payment: • Premium Expense Charge.

Net Premium We allocate the net premium to the investment options you choose.

Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in subaccounts of the variable account. The subaccounts invest in the funds.	The funds deduct: • Investment management fees. • Other Expenses.

Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.		We deduction transaction fees and charges from your policy value: • Partial Withdrawal Fee. • Surrender Charge. • Transfer Charge. • Excess Illustration Fee. • Excess Annual Report Fee.

Loan Amount Amount set aside as collateral for policy loans.		We deduct periodic fees and charges from your policy value: • Cost of insurance Charge. • Administrative Charge. • Monthly Amount Charge. • Mortality and Expense Risk Charge.

We deduct fees and charges from your policy value for the optional rider benefits you select.
Interest Credited We credit interest on the amount held in the loan account.	Interest Charged. We charge interest on your loan amount.

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THE COMPANY, THE VARIABLE ACCOUNT

AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company of New York

We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We are a wholly owned indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Groep N.V. is headquartered in Amsterdam, The Netherlands. Although we are a subsidiary of ING Groep N.V., ING Groep N.V. is not responsible for the obligations under the policy. The obligations under the policy are solely the responsibility of ReliaStar Life Insurance Company of New York.

We are also a charter member of the Insurance Marketplace Standards Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments -- The Company and the Industry

As with many financial services companies, ReliaStar and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

In September, 2005, an affiliate of the company, ING Funds Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers, Inc. (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the company or certain affiliates before concluding their investigation relating to fund trading. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

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These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I on March 23, 1982, as one of our separate accounts under the laws of the State of New York. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, New York law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account.

Funds Available Through the Variable Account. The following chart lists the funds that are available through the variable account. For additional information about each fund’s investment adviser/subadviser and investment objective, see Appendix B to this prospectus. More detailed information about each fund can be found in each fund’s current prospectus.

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• American Growth Fund (Class 2)

• American Growth-Income Fund (Class 2)

• American International Fund (Class 2)

• Fidelity® VIP Contrafund® Portfolio (Initial Class)

• Fidelity® VIP Equity-Income Portfolio (Initial Class)

• ING AllianceBernstein Mid Cap Growth Portfolio (Class I)

• ING Evergreen Health Sciences Portfolio (Class I) *

• ING Evergreen Omega Portfolio (Class I)

• ING FMRSM Diversified Mid Cap Portfolio (Class I) *

• ING FMRSM Earnings Growth Portfolio (Class I)

• ING Global Resources Portfolio (Class I)

• ING JPMorgan Emerging Markets Equity Portfolio (Class I)

• ING JPMorgan Small Cap Equity Portfolio (Class I)

• ING JPMorgan Value Opportunities Portfolio (Class I)

• ING Julius Baer Foreign Portfolio (Class I)

• ING Legg Mason Value Portfolio (Class I)

• ING Lifestyle Aggressive Growth Portfolio (Class I)

• ING Lifestyle Growth Portfolio (Class I)

• ING Lifestyle Moderate Growth Portfolio (Class I)

• ING Lifestyle Moderate Portfolio (Class I)

• ING Limited Maturity Bond Portfolio
(Class S)

• ING Liquid Assets Portfolio (Class I)

• ING MarketPro Portfolio (Class I)

• ING MarketStyle Growth Portfolio (Class I)

• ING MarketStyle Moderate Growth Portfolio (Class I)

• ING MarketStyle Moderate Portfolio
(Class I)

• ING Marsico Growth Portfolio (Class I)

• ING Marsico International Opportunities Portfolio (Class I)

• ING Mercury Large Cap Growth Portfolio (Class I) *

• ING MFS Total Return Portfolio (Class I)

• ING MFS Utilities Portfolio (Class S)

• ING Oppenheimer Main Street Portfolio® (Class I)

• ING Pioneer Fund Portfolio (Class I) *

• ING Pioneer Mid Cap Value Portfolio (Class I)

• ING Stock Index Portfolio (Class I)

• ING T. Rowe Price Capital Appreciation Portfolio (Class I)

• ING T. Rowe Price Equity Income Portfolio (Class I)

• ING UBS U.S. Allocation Portfolio (Class S)

• ING Van Kampen Growth and Income Portfolio (Class S)

• ING VP Index Plus International Equity Portfolio (Class S)

• ING Wells Fargo Small Cap Disciplined Portfolio (Class I)

• ING Baron Small Cap Growth Portfolio (I Class)

• ING Columbia Small Cap Value II Portfolio
(I Class)

• ING JP Morgan Mid Cap Value Portfolio
(I Class)

• ING Lord Abbett U.S. Government Securities Portfolio (I Class)

• ING Neuberger Berman Partners Portfolio
(I Class)

• ING Neuberger Berman Regency Portfolio (I Class)

• ING Oppenheimer Global Portfolio (I Class)

• ING Oppenheimer Strategic Income Portfolio (S Class)

• ING PIMCO Total Return Portfolio (I Class)

• ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)

• ING UBS U.S. Large Cap Equity Portfolio (I Class)

• ING Van Kampen Comstock Portfolio (I Class)

• ING Van Kampen Equity and Income Portfolio (I Class)

• ING VP Balanced Portfolio (Class I)

• ING VP Index Plus LargeCap Portfolio
(Class I)

• ING VP Index Plus MidCap Portfolio (Class I)

• ING VP Index Plus SmallCap Portfolio
(Class I)

• ING VP Intermediate Bond Portfolio (Class I)

• ING VP High Yield Bond Portfolio (Class I)

• ING VP Real Estate Portfolio (Class S)

• ING VP SmallCap Opportunities Portfolio (Class I)

• Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

*

Prior to April 28, 2006, the S Class shares of this fund were available through the variable account. Effective April 28, 2006, the I Class of fund shares replaced the S Class of fund shares. I Class shares have 0.25% lower total fund expenses than the S Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

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See Appendix B to this prospectus for more information about the funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. Please read and retain the fund prospectuses for more information about each fund’s investment objective and policies and the risks associated with investing in the fund.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

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Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

•   Change the investment objective;

•   Offer additional subaccounts which will invest in funds we find appropriate for policies we issue;

•   Eliminate subaccounts;

•   Close subaccounts or combine two or more subaccounts. If we close or combine a subaccount, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or combined may be automatically allocated among the other subaccounts in which your policy value is allocated, on a proportionate basis. You may give us alternative allocation instructions at any time by contacting our Customer Service Center. See also the Transfers section of this prospectus, page 45, for information about making subaccount allocation changes;

•   Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

•   A fund no longer suits the purposes of your policy;

•   There is a change in laws or regulations;

•   There is a change in the fund's investment objectives or restrictions;

•   The fund is no longer available for investment; or

•   Another reason we deem a substitution is appropriate.

•   In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;

•   Transfer assets related to your policy class to another separate account;

•   Withdraw the variable account from registration under the 1940 Act;

•   Operate the variable account as a management investment company under the 1940 Act;

•   Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;

•   Stop selling the policy;

•   End any employer or plan trustee agreement with us under the agreement’s terms;

•   Limit or eliminate any voting rights for the variable account;

•   Make any changes required by the1940 Act or its rules or regulations; or

•   Close a subaccount to new investments.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our Customer Service Center.

The Fixed Account

You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Additionally, we guarantee that the interest rate will not change more frequently than every policy anniversary. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

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Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the “1940 Act” (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard ING Investor Elite NY variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Purchasing a Policy

To purchase a policy you must submit an application to us. On that application you will, among other things, select:

•   The amount of your initial insurance coverage (which generally must be at least $100,000);

•   Your initial death benefit option;

•   The death benefit qualification test to apply to your policy; and

•   Any riders or optional benefits.

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Additionally, on the application you will provide us with certain health and other necessary information. Upon receipt of an application, we will follow our underwriting procedures to determine whether the proposed insured person is insurable by us. Before we can make this determination, we may need to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we also determine the risk class for the insured person if the application is accepted. Risk class is based on such factors as age, gender, health and occupation of the insured person. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 90. “Age” under the policy means the insured person's age nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Term Insurance Rider. It may be to your economic advantage to include all or part of your insurance coverage under the Term Insurance Rider. Working with your agent, consider the factors described in the Term insurance Rider section of this prospectus, page 36, when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

•   We may refuse to accept any premium less than $25;

•   You cannot pay additional premiums after age 100;

•   We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

•   We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

•   We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 60.

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

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A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the Basic Death Benefit Guarantee period. See Basic Death Benefit Guarantee, page 33. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the Basic Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Lifetime Death Benefit Guarantee in force. See Death Benefit Guarantees, page 33.

Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 50.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

• We receive the required initial minimum premium; • All issue requirements have been received by our Customer Service Center; and • We approve your policy for issue.

We allocate your initial net premium in the subaccount which invests in the ING Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and your selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

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Free Look Period

During the free look period, you have the right to examine your policy and return it to us for a refund if you are not satisfied for any reason. The free look period is ten days from your receipt of the policy.

If you return your policy to us during the free look period, we will cancel it as of your policy date and send you a refund equal to a return of all premium we have received.

In some of our forms temporary insurance is referred to as “Conditional Receipt.”

Temporary Insurance

If you pay the minimum initial premium and qualify, we may issue you temporary insurance. If the insured person's age is 59 or less, the maximum amount of temporary insurance coverage $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.

Temporary insurance coverage begins when all of the following events have occurred:

•   You have completed and signed our temporary insurance coverage form;

•   All required medical examinations and tests have been completed within 60 days of the date of the temporary insurance coverage form;

•   We determine that, as of the date of the required medical examinations and tests, the insured person is insurable for the amount and plan applied for;

•   We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and

•   The necessary parts of the application are complete.

During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 21. If a policy is not issued and temporary insurance coverage ends, any premium received will be returned without interest.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

•   Providing the insurance benefits of the policy (including any rider benefits);

•   Administering the policy;

•   Assuming certain risks in connection with the policy; and

•   Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

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Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge of 4.50% from each premium payment we receive.

This charge helps offset:

•   The expenses we incur in selling the policy;

•   The costs of various state and local taxes; and

•   The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:

• Surrender your policy; or • Decrease your insurance coverage.

The amount of the surrender charge depends on the surrender charge rates.

When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. These surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth policy or segment year. See Changes in the Amount of Your Insurance Coverage, page 29. Surrender charge rates will not exceed $39.86 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy. See the Transaction Fees and Charges table, page 8, for the minimum and maximum surrender charge rates and the rates for a representative insured person.

For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

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Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit, exercise of conversion rights or made in response to our notice to you that the optional Enhanced Death Benefit Guarantee Rider will terminate because your policy is not sufficiently diversified will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your policy value.

In the policy form the “monthly processing date” is referred to as the “Monthly Anniversary.”

Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the subaccounts and fixed account in the same proportion that your value in each has to your net policy value.

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

•   Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 3.00% annual interest rate; and

•   Your policy value minus the fees and charges due on that date, other than cost of insurance charges and the cost of the Waiver of Monthly Deduction Rider, if applicable.

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Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. Current cost of insurance rates are generally lower for policies having total coverage amounts of at least $250,000. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

•   The net premium applied to your policy;

•   The fees and charges we deduct;

•   Any partial withdrawals you take;

•   Interest earnings on the amounts allocated to the fixed account;

•   Interest earned on amounts held in the loan account; and

•   The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

The cost of insurance charge helps compensate us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

Administrative Charge. The monthly administrative charge is currently $8.50 and is guaranteed not to exceed $10. The administrative charge helps compensate us for the costs associated with administering the policies.

Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. The monthly amount charge is based on the insured person's age at issue, gender, risk class and current amount of insurance coverage for each segment. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will result in a proportionate decrease in this charge. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

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The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents' commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.0417% (0.50% annually) of your variable account value after all other monthly fees and charges are deducted. After the tenth policy year, this charge is eliminated.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table, beginning on page 10, and the Optional Rider Benefits section, page 35. See also the Transaction Fees and Charges table, page 8, and the Automatic Rider Benefits section, page 38.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

•   Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);

•   Corporate purchasers; or

•   Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

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Fund Fees and Expenses

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Furthermore, certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by an underlying fund. Fund redemption fees, if any, are separate and distinct from any transaction or periodic fees and charges deducted from your policy value. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

The company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate; and (b) funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds and/or their affiliates may include:

•   Service fees that are deducted from fund assets; and

•   Revenues which may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the company from unaffiliated funds and/or their affiliates may include:

•   For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

•   Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments may be used by us to finance distribution of the policy.

The three unaffiliated fund families which currently have funds offered through the policy, ranked according to total dollar amounts they paid to the company or its affiliates in 2005, are as follows:

• Fidelity® Variable Insurance Product Portfolios; • American Funds Insurance Series; and • Neuberger Berman AMT Portfolios®.

If the revenues received from affiliated funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to:

•   Co-branded marketing materials;

•   Targeted marketing sales opportunities;

•   Training opportunities at meetings;

•   Training modules for sales personnel; and

•   Opportunity to host due diligence meetings for representatives and wholesalers.

Management personnel of the company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the policies and other products issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the policies.

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Death Benefits

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $100,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the “Face Amount.”

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 36.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will generally not be allowed until after the first policy year. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 90. You cannot request an increase in the amount of your insurance coverage more frequently than once every two policy years.

A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:

• A new surrender charge; • New cost of insurance charges, guaranteed and current; • A new incontestability period; • A new suicide exclusion period; and • A new minimum premium.

In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $100,000. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.

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Decreases in insurance coverage may result in:

• Surrender charges on the amount of the decrease; • Reduced minimum premium amounts; and • Reduced cost of insurance charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 54.

Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code's definition of “life insurance.” You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy which uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Cash Value Accumulation Test. The cash value accumulation test requires a policy's cash surrender value not to exceed the net single premium necessary to fund the policy's future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

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Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value.

Death Benefit Options

There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

In the policy form, death benefit “Option 1” is referred to as the “Level Amount Option” or “Option A” death benefit “Option 2” is referred to as the “Variable Amount Option” or “Option B” and death benefit “Option 3” is referred to as the “Face Amount Plus Premium Amount Option” or “Option C.”

After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A. See Full Death Benefit Rider, page 39. If the Full Death Benefit Rider is not available in your state, the base death benefit after age 100 under all options is your policy value.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit which would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

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Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 or Option 3 to Option 2, or from death benefit Option 2 or Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued.

Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	• Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	• Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	• Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.
Option 3	Option 2

•   Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken minus your policy value as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added a Term Insurance Rider to your policy. See Term Insurance Rider, page 36.

If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

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Death Benefit Proceeds

After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

•   Your base death benefit; plus

•   The amount of any rider benefits; minus

•   Any outstanding policy loan with accrued loan interest; minus

•   Any outstanding fees and charges incurred before the insured person's death.

The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantees

The policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

•   During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

•   To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value or net policy value, as applicable, may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Lifetime Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments through the next monthly processing date. For issue ages 0-64, the guarantee period lasts for the lesser of 15 years or to age 70. For issue ages 65 and above the guarantee period lasts for the lesser of five years or to age 80, but not less than one year. If your policy is rated substandard or if you add either Term Insurance Rider or Additional Insured Rider coverage to your policy, the guarantee period will be limited to no more than five years. There is no charge for this guarantee.

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You should consider the following factors in relation to the Basic Death Benefit Guarantee:

•   The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 20);

•   The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;

•   Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;

•   A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•   Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 50).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to:

•   The sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date; minus

•   The sum of all premium paid minus any partial withdrawals and loans taken.

The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

Lifetime Death Benefit Guarantee. The Lifetime Death Benefit Guarantee is an optional rider benefit that is available but only when you apply for the policy. There is no charge for this guarantee. See Lifetime Death Benefit Guarantee Rider, page 36.

Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

• Those that provide optional benefits that you must select before they are effective; and • Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

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Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 54.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or any time after your policy is issued. The minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

You should consider the following factors when deciding whether to add the Accidental Death Benefit Rider to your policy:

•   Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;

•   You can decrease the amount of coverage under this rider after the second policy year;

•   The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;

•   The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10);

•   The policy's periodic fees and charges do not apply to coverage under this rider; and

•   This rider does not have a surrender charge.

Additional Insured Rider. The Additional Insured Rider provides ten-year guaranteed level premium and level term insurance coverage on the insured person or the insured person's spouse or children. You may add this rider after your policy is issued. The minimum amount of coverage under this rider is $10,000 and the maximum issue amount is no more than three times the total amount of insurance coverage selected under the base policy.

You should consider the following factors when deciding whether to add the Additional Insured Rider to your policy:

•   You cannot increase the amount of coverage under this rider after issue;

•   You can decrease the amount of coverage under this rider after the first policy year;

•   The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;

•   The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10);

•   The policy's monthly amount charge applies to coverage under this rider; and

•   This rider does not have a surrender charge.

Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

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Lifetime Death Benefit Guarantee Rider. The Lifetime Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during your lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Lifetime Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

You should consider the following factors when deciding whether to add the Lifetime Death Benefit Guarantee Rider to your policy:

•   You may add this rider only when you apply for the base policy;

•   The Lifetime Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;

•   The minimum premium for this rider will be set forth in your policy;

•   The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;

•   This rider cannot be added to a policy with death benefit Option 3 or the extended death benefit guarantee rider or which uses the cash value accumulation test; and

•   Even if the Lifetime Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 50).

If you have not paid enough premium to maintain the Lifetime Death Benefit Guarantee as of any monthly processing date, we will send you notice of the premium payment required to keep the extended death benefit guarantee in force. If we do not receive the required premium payment by the next monthly processing date, the Lifetime Death Benefit Guarantee will terminate. If this rider terminates, it cannot be reinstated.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 80. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the Term Insurance Rider to your policy:

•   You cannot increase the amount of coverage under this rider after issue;

•   You can decrease the amount of coverage under this rider after the first policy year;

•   The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;

•   The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and

•   This rider does not have a surrender charge.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime your base death benefit is greater than your policy value multiplied by the appropriate factor described in Appendix A. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. Neither surrender charges nor periodic fees and charges will apply to this new coverage segment of the base policy.

Important Information About the Term Insurance Rider

It may be to your economic advantage to include all or part of your insurance coverage under the Term Insurance Rider. Working with your agent, consider the following factors when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

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Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy's cash value. Accordingly, please be aware that:

•   The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

•   The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally less than the guaranteed maximum cost of insurance rates for coverage under the base policy; and

•   Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:

• Death Benefit Guarantees; • Cost of Living Rider Benefits; and • Term Rider coverage terminates at age 80.

Compensation. We generally pay more compensation to your agent on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policies, page 65.

With these factors in mind, you should discuss with your agent how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations

Total Disability Specified Premium Rider. Subject to certain limits, the Total Disability Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the Total Disability Specified Premium Rider to your policy:

•   The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and

•   You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

This rider cannot be added to a policy which uses the cash value accumulation test.

Your policy may contain either the Total Disability Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

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Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:

•   The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and

•   If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 2 or Option 3 is in effect at the end of the first six months of total disability.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Total Disability Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 26, and Accelerated Death Benefit Rider, page 38.

Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:

•   We assess an administrative charge of up to $300 when we pay the accelerated benefit (see Transaction Fees and Charges table, page 8);

•   When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;

•   Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;

•   Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

•   Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force which are not paid by you will be added to the lien; and

•   There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

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Certain limitations and restrictions are described in the rider. You should consult your agent/registered representative as to whether and to what extent the rider benefit is available on any particular policy.

Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following factors when deciding whether to accept a cost of living adjustment to your policy:

•   On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

•   The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and

•   If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.

Full Death Benefit Rider. Under the Full Death Benefit Rider your policy will automatically continue beyond the policy anniversary nearest the insured person's 100th birthday. However, on that date we will:

•   Change death benefit Option 2 and Option 3 to death Benefit Option 1, if applicable;

•   Change the death benefit under Option 1 to an amount equal to the greater of:

•    Your requested amount of insurance coverage in effect at that time; or

•    Your policy value multiplied by the appropriate factor described in Appendix A.

•   Transfer your variable account value to the fixed account;

•   Terminate dollar cost averaging and automatic rebalancing programs; and

•   Terminate all other riders.

Thereafter, insurance coverage under your policy will continue until the death of the insured person, unless the policy lapses or is surrendered. However, after that date:

• You may not make transfers from the fixed account to the subaccounts of the variable account; • You may not make any further premium payments; and • We will not deduct any further monthly charges.

There is no charge for this rider.

The tax consequences of coverage continuing after the insured person reaches age 100 are uncertain. You should consult a qualified tax adviser as to those consequences. See Continuation of a Policy, page 56.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit which guarantees that your policy will not lapse even if your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 53.

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You may exercise this rider by written request if all of the following conditions are met:

•   You elected to have your policy meet the requirements of the guideline premium test (see Death Benefit Qualification Tests, page 30);

•   At least 15 policy years have elapsed since your policy date;

•   You are at least age 75;

•   Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of Term Insurance Rider coverage, if any;

•   Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan account Value, page 43; see also Loan Interest, page 43);

•   Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 54); and

•   Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Guideline Premium Test, page 30).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:

•   On the monthly processing date on or next following the date we receive your request to exercise this rider:

•   We will assess a one time transaction charge. This charge equals 3.50% of your policy value (see Transaction Fees and Charges table, page 8);

•   If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 31);

•   Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account;

•   All optional benefit riders will be terminated; and

•   The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the appropriate guideline premium test factor described in Appendix A to the prospectus.

•   Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:

•   We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);

•   You may not make any further premium payments;

•   Any unpaid loan interest will be added to your loan account balance;

•   You may not make any future transfers from the fixed account to the subaccounts of the variable account;

•   You may not add any additional benefits by rider in the future; and

•   You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

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This rider is available on new policies issued on or after the later of November 21, 2005, or the date the rider is approved in your state. This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Policy Value

Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:

•   The net premium applied to your policy;

•   The fees and charges that we deduct;

•   Any partial withdrawals you take;

•   Interest earned on amounts allocated to the fixed account;

•   The investment performance of the funds underlying the subaccounts of the variable account; and

•   Interest earned on amounts held in the loan account.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 18.

In the policy form the “policy value” is referred to as the “Accumulation Value,” the “fixed account value” is referred to as the “Fixed Accumulation Value,” and the “variable account value” is referred to as the “Variable Accumulation Value.”

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:

• Investment income; • Realized and unrealized gains and losses; • Fund expenses (including fund redemption fees, if applicable); and • Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

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You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

•   When amounts are transferred from a subaccount (including transfers to the loan account);

•   For the monthly deduction of the periodic fees and charges from your variable account value;

•   For policy transaction fees (including fund redemption fees, if any);

•   When you take a partial withdrawal;

•   If you surrender your policy; and

•   To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our Customer Service Center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

• The accumulation unit value for the preceding valuation date; multiplied by • The subaccount's accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

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We calculate an accumulation experience factor for each subaccount every valuation date as follows:

•   We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;

•   We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;

•   We subtract a charge for taxes, if applicable; and

•   We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Loan Account Value

When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See Loans, page 43.

In the policy form the “loan account value” is referred to as the “Loan Amount.”

Special Features and Benefits

Loans

You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% of the surrender value of your policy.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to our Customer Service Center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.

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After the tenth policy year, the annual interest rate which we charge will be reduced to 2.91% for that portion of the loan amount that is not greater than:

• Your variable account value plus your fixed account value; minus • The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

• Your policy lapses; • You surrender your policy; or • You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:

•   If you do not make loan repayments your policy could lapse because your surrender value or net policy value, as applicable, may not be enough to pay your fees and charges each month;

•   A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

•   Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;

•   Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;

•   Even if you repay your loan, it will have a permanent effect on your policy value;

•   If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and

•   Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 53.

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Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions, limits or charges (including redemption fees) that we or the funds whose shares are involved may impose, including:

•   You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 21);

•   We reserve the right to limit you to 12 transfers each policy year;

•   Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and

•   We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

•   Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;

•   You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and

•   Your transfer must be at least the lesser of $500 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your net policy value is at least $5,000 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

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This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

•   We receive a request to begin an automatic rebalancing program;

•   The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or

•   The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your net policy value is at least $10,000 you may elect automatic rebalancing.

Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

•   We receive a request to transfer policy values among the investment options;

•   We receive a request to begin a dollar cost averaging program;

•   The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or

•   The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

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Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•   Increased trading and transaction costs;

•   Forced and unplanned portfolio turnover;

•   Lost opportunity costs; and

•   Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•  Exceeds our current definition of excessive trading, as defined below;

•  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);

•  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

•  Is determined, in our sole discretion, to be not in the best interests of other policy owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your policy or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•   Not accept transfer instructions from that organization, individual or other party; and

•   Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one policy owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

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The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of a fund’s shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy. If you elect to make this change, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our Customer Service Center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year during the first ten policy years and 12 each policy year thereafter. A partial withdrawal must be at least $500. In policy years two through ten you may not withdraw more than 20% of your surrender value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Partial Withdrawal Fee, page 23.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your net policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request.

Unless you request otherwise, proceeds from a partial withdrawal generally will be paid into an interest bearing account which you can access, without penalty, through a checkbook feature. See Transaction Processing, page 61.

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Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 24.

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $100,000.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 52.

Paid-Up Life Insurance

You may elect, at any time before the insured person's age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:

•   The surrender value is transferred to the fixed account;

•   You cannot pay additional premiums;

•   You cannot take any partial withdrawals; and

•   We will not deduct any further periodic fees and charges.

Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 52.

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Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

In the policy form the “surrender value” is referred to as the “Cash Surrender Value.”

You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

You may take your surrender value in other than one payment.

We compute your surrender value as of the valuation date we receive your written surrender request and policy at our Customer Service Center. All insurance coverage ends on the date we receive your surrender request and policy.

receive your surrender request and policy.

Unless you request otherwise, we will deposit your surrender value into an interest bearing account which you can access, without penalty, through a checkbook feature. See Transaction Processing, page 61.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 53.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

• A death benefit guarantee is in effect; or • Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

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If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the Basic Death Benefit Guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 53.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed Basic Death Benefit Guarantee cannot be reinstated after the fifth policy year. A lapsed Lifetime Death Benefit Guarantee Rider cannot be reinstated.

A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 54.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (“IRS”).

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

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Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 30. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 53.

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Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

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Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

•   All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

•   Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain, if any, taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

•   A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 59½ (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters

Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (a loan where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

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Accelerated Death Benefit Rider

We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 38, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Availability and Qualified Plans

Policy owners may use the policy in various arrangements, including:

•   Certain qualified plans;

•   Non-qualified deferred compensation or salary continuance plans;

•   Split dollar insurance plans;

•   Executive bonus plans;

•   Retiree medical benefit plans; and

•   Other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

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Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

•   Your policy;

•   A copy of your original application and applications for benefit increases or decreases;

•   Your riders;

•   Your endorsements;

•   Your policy schedule pages; and

•   Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 90.

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We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our Customer Service Center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 55.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 55.

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Incontestability

In the policy form the “policy date’ is referred to as the “Issue Date.”

After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

Suicide

If the insured person commits suicide within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

• The total premium we receive to the time of death; minus • Outstanding loan amount; minus • Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and monthly expense charges which were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

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We may also refuse to accept certain forms of premium payments or loan repayments (traveler's cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 50. See also Premium Payments Affect Your Coverage, page 21.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

• Death benefit proceeds; • Surrender value; • Partial withdrawals; and • Loan proceeds.

We may delay processing these transactions if:

•   The New York Stock Exchange is closed for trading;

•   Trading on the New York Stock Exchange is restricted by the SEC;

•   There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount's assets; and

•   A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our Customer Service Center.

We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Unless you request otherwise, we generally pay death benefit proceeds, surrender value and partial withdrawals into an interest bearing account which may be accessed by you or the beneficiary, as applicable, through a checkbook feature. This interest bearing account is backed by our general account, and the checkbook feature may be used to access the payment at any time without penalty.

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Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our Customer Service Center. Telephone privileges allow you or your agent/registered representative to call our Customer Service Center to:

• Make transfers; • Change premium allocations; • Change your dollar cost averaging and automatic rebalancing programs; • Request partial withdrawals; and • Request a loan.

Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

• Requiring some form of personal identification; • Providing written confirmation of any transactions; and • Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 47.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

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Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

•   Articles on variable life insurance and other information published in business or financial publications;

•   Indices or rankings of investment securities; and

•   Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:

•   Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;

•   Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;

•   Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

•   Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

•   Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

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Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. Interest earned on this account may be less than interest paid under other settlement options. See Transaction Processing, page 61.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Excess Annual Report Fee, page 24.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 24. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of fund expenses.

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Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our Customer Service Center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policies

The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the NASD. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2005, 2004, and 2003, the aggregate amount paid to ING America Equities, Inc. under our distribution agreement was $505,336, $594,755 and $782,199, respectively.

We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with us and ING America Equities, Inc., the principal underwriter/distributor of the policies. Under these selling agreements, we pay the broker/dealers for selling the policy, and part of that payment goes to your agent/registered representative.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions (which may include a portion for wholesaling commissions) and supplemental commissions.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average net policy value. The percentages we pay may vary depending on the particular payment option selected. The option with the largest percentage of target premium pays up to 55% of premium received up to target premium, 5.50% of premium received in excess of target premium, and no trail commission. These percentages reflect the amounts we will pay in the first policy year and the percentages may decrease thereafter.

A portion of the base commission may be used to pay wholesaling commissions, which are based on a percentage of the cumulative target premium we receive for the policy and certain other designated insurance products issued by the company and/or its affiliates during a calendar year.

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Supplemental commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of supplemental commissions which we will pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental commissions that we may pay is 44% of premium received up to target premium and 0.50% of premium received in excess of target premium.

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and Term Insurance Rider coverage for you.

In addition to these commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

•   Marketing/distribution allowances based on the percentages of premium received and the aggregate commissions paid on certain types of designated insurance products issued by the company and/or its affiliates during the year;

•   Loans. These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•   Advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives);

•   Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•   Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests based solely on sales of this product;

•   Certain overrides and other benefits which may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

•   Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay commissions, other amounts and the costs of all other incentives or training programs from our resources which include the policy’s fees and charges.

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66

The following list shows the top 15 selling firms that, during 2005, received the most, in the aggregate, from us in connection with the sale of all of our variable life insurance policies, ranked by total dollars received:

•   ING Financial Partners, Inc.

•   Walnut Street Securities, Inc.

•   Zucker Associates, Inc.

•   Royal Alliance Associates, Inc.

•   Foresters Equity Services, Inc.

•   CUNA Brokerage Services, Inc.

•   Cambridge Investment Research, Inc.

•   NFP Securities, Inc.

•   Capital Analysts, Incorporated

•   Hazard & Siegel, Inc.

•   RBC Dain Rauscher Inc.

•   Securities America, Inc.

•   Freedom Financial, Inc.

•   AXA Advisors, LLC

•   Cadaret, Grant & Co., Inc.

Legal Proceedings

We are not aware of any pending legal proceedings which involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING America Equities, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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67

APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

Generally, the cash value accumulation test requires that a policy's death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy's future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner's Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating premium to the subaccounts which invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company	Seeks reasonable income.
ING AllianceBernstein Mid Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.
ING Evergreen Health Sciences Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Company	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Company	Seeks growth of capital over the long term.
ING Global Resources Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management, Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management, Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J. P. Morgan Investment Management, Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Lifestyle Aggressive Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING Lifestyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Lifestyle Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING Lifestyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING MarketPro Portfolio (Class I)	Investment Adviser: ING Investments, LLC.	Seeks capital appreciation and secondarily, income.
ING MarketStyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and some current income.
ING Market Style Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and low to moderate level of current income.
ING MarketStyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and current income.
ING Marsico Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Mercury Large Cap Growth Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio ® (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Pioneer Fund Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Stock Index Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.
ING VP Index Plus International Equity Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Small Cap Disciplined Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Wells Capital Management Inc.	Seeks long-term capital appreciation.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.	A non-diversified portfolio that seeks growth from capital appreciation.
ING Lord Abbett U.S. Government Securities Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Lord, Abbett & Co., LLC	Seeks high current income consistent with reasonable risk.
ING Neuberger Berman Partners Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Neuberger Berman Management, Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Neuberger Berman management, Inc.	Seeks capital growth.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks growth and income.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Balanced Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P 400) while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s Small Cap 600 Index (S&P 600) while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consistent primarily of debt securities.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Real Estate Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks total return.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Neuberger Berman AMT Socially Responsive Portfolio® (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

*

Prior to April 28, 2006, the Service Class shares of this fund were available through your variable life insurance policy. Effective April 28, 2006, the Institutional Class of fund shares will replace the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

APPENDIX C

INFORMATION REGARDING SUBACCOUNT CLOSINGS

Effective April 28, 2006, we are closing to new investment the subaccounts which invest in the following funds:

•   Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

•   ING Lord Abbett Affiliated Portfolio (Class I)

•   ING Mercury Large Cap Value Portfolio (Class I)

•   ING MFS Mid Cap Growth Portfolio (Class I)

•   ING Van Kampen Equity Growth Portfolio (Class I)

•   ING Van Kampen Real Estate Portfolio (Class I)

•   ING American Century Large Company Value Portfolio (Initial Class)

•   ING American Century Select Portfolio (Initial Class)

•   ING American Century Small-Mid Cap Value Portfolio (Initial Class)

•   ING Fundamental Research Portfolio (Initial Class)

•   ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)

•   ING Strategic Allocation Conservative Portfolio (Class 1)

•   ING Strategic Allocation Growth Portfolio (Class I)

•   ING Strategic Allocation Moderate Portfolio (Class I)

•   ING VP International Value Portfolio (Class I)

•   ING VP MidCap Opportunities Portfolio (Class I)

•   ING VP Value Opportunity Portfolio (Class I)

Policy owners who have policy value allocated to one or more of the subaccounts which correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount which corresponds to one of these funds, premium received after April 28, 2006, which would have been allocated to a subaccount corresponding to one of these funds will be allocated on a pro rata basis among all the other available subaccounts in which your policy value is allocated. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. Your failure to provide us with alternative allocation instructions and our return of your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 50.

C-1

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

•

Statement of Additional Information (“SAI”) - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Performance Reporting and Advertising .....................................................................	2
Experts ...............................................................................................................	4
Financial Statements.....................................................................................................................	4
Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I..............................................................................................................	1
Financial Statements of the ReliaStar Life Insurance Company of New York............................	C-1

•

A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 24.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

Customer Service Center P.O. Box 5033 2000 21st Avenue N.W. Minot, North Dakota 58703 1-877-886-5050 www.ingservicecenter.com

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (http://www.sec.gov) or at the SEC's Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC's Public Reference Branch can be obtained by calling 202-551-5850. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-117617.

1940 Act File No. 811-03427

1933 Act file No. 333-117617

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

OF

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Statement of Additional Information dated April 28, 2006

ING INVESTOR ELITE NY

Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING Investor Elite NY prospectus dated April 28, 2006. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the ReliaStar Life Insurance Company of New York Variable Life Separate Account I.

A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company of New York's customer service center at P.O. Box 5033, 2000 21st Avenue N.W., Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at http://www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History ...........................................................................	2

Performance Reporting and Advertising ................................................................	2

Experts .............................................................................................................	4

Financial Statements ................................................................................................................	4

Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I ........................................................................................................	1

Financial Statements of the ReliaStar Life Insurance Company of New York...................	C-1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company of New York (the “company,” “we,” “us,” “our”) issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company incorporated in 1917 under the laws of the State of New York and an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “variable account”) on March 23, 1982, under the laws of the State of New York for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See Fund Fees and Expenses, page 27, in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S PREMIUM EXPENSE, COST OF INSURANCE, ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5033, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2005, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The financial statements of the company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The financial statements of the company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, have been prepared on the basis of accounting principles generally accepted in the United States.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

4

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares
The Alger American Funds:
Alger American Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
Alger American MidCap Growth Portfolio - Class O
Alger American Small Capitalization Portfolio - Class O
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth Income
Fund - Class 2
American Funds Insurance Series® International
Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond
Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class
ING Investors Trust:
ING AIM MidCap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth
Portfolio - Institutional Class
ING Evergreen Health Sciences Portfolio - Class S
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap
Portfolio - Service Class
ING FMRSM Earnings Growth
Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING JPMorgan Small Cap Equity
Portfolio - Institutional Class
ING JPMorgan Value Opportunities
Portfolio - Institutional Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities
Portfolio - Institutional Class

ING Investors Trust (continued):
ING Mercury Large Cap Growth Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Institutional Class
ING MFS Mid Cap Growth Portfolio - Institutional Class
ING MFS Mid Cap Growth Portfolio - Service Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Utilities Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Class I
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
ING T. Rowe Price Equity Income Portfolio - Institutional Class
ING Van Kampen Equity Growth Portfolio - Institutional Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class
ING American Century Small Cap Value Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING Fundamental Research Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I

ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Janus Aspen Series:
Janus Aspen Series International Growth
Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I
Neuberger Berman AMT Limited Maturity Bond
Portfolio® - Class I
Neuberger Berman AMT Partners Portfolio® - Class I
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I

Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I
Pioneer Small Cap Value VCT Portfolio - Class I
Premier VIT:
Premier VIT OpCap Equity Portfolio
Premier VIT OpCap Global Equity Portfolio
Premier VIT OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares
Putnam VT Growth and Income Fund - Class IA Shares
Putnam VT New Opportunities Fund - Class IA Shares
Putnam VT Small Cap Value Fund - Class IA Shares
Putnam VT Voyager Fund - Class IA Shares

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Contrafund® Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$33	$297	$115	$221	$2,656

Total assets	33	297	115	221	2,656

Net assets	$33	$297	$115	$221	$2,656

Total number of mutual fund shares	5,462	5,029	3,014	11,667	85,608

Cost of mutual fund shares	$29	$259	$110	$189	$2,078

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Equity– Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1,240	$755	$197	$2,507	$1,755

Total assets	1,240	755	197	2,507	1,755

Net assets	$1,240	$755	$197	$2,507	$1,755

Total number of mutual fund shares	48,661	22,417	31,944	17,672	137,572

Cost of mutual fund shares	$1,129	$681	$205	$2,223	$1,733

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$20	$1	$1,589	$15	$1,760

Total assets	20	1	1,589	15	1,760

Net assets	$20	$1	$1,589	$15	$1,760

Total number of mutual fund shares	1,042	83	144,631	1,112	166,008

Cost of mutual fund shares	$20	$1	$1,545	$15	$1,718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$60	$1,086	$575	$29	$7

Total assets	60	1,086	575	29	7

Net assets	$60	$1,086	$575	$29	$7

Total number of mutual fund shares	2,944	86,367	53,431	2,199	646

Cost of mutual fund shares	$57	$1,057	$561	$29	$7

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING Mercury Large Cap Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$10	$1,611	$—	$640	$1

Total assets	10	1,611	—	640	1

Net assets	$10	$1,611	$—	$640	$1

Total number of mutual fund shares	962	1,610,669	4	51,678	79

Cost of mutual fund shares	$11	$1,611	$—	$585	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Class I

Assets
Investments in mutual funds at fair value	$478	$55	$16	$29	$35

Total assets	478	55	16	29	35

Net assets	$478	$55	$16	$29	$35

Total number of mutual fund shares	38,726	4,584	850	2,594	3,190

Cost of mutual fund shares	$465	$48	$15	$27	$34

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$938	$2,424	$14	$95	$3

Total assets	938	2,424	14	95	3

Net assets	$938	$2,424	$14	$95	$3

Total number of mutual fund shares	82,316	96,308	1,010	8,032	125

Cost of mutual fund shares	$854	$2,230	$14	$81	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Real Estate Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class	ING Fundamental Research Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$35	$763	$—	$10	$24

Total assets	35	763	—	10	24

Net assets	$35	$763	$—	$10	$24

Total number of mutual fund shares	1,124	80,809	7	587	2,609

Cost of mutual fund shares	$30	$702	$—	$10	$24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$12	$1,239	$1	$110	$18

Total assets	12	1,239	1	110	18

Net assets	$12	$1,239	$1	$110	$18

Total number of mutual fund shares	850	87,408	110	10,059	412

Cost of mutual fund shares	$13	$1,093	$1	$109	$17

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I

Assets
Investments in mutual funds at fair value	$1,905	$311	$32	$24	$14

Total assets	1,905	311	32	24	14

Net assets	$1,905	$311	$32	$24	$14

Total number of mutual fund shares	220,252	33,443	2,601	678	983

Cost of mutual fund shares	$1,709	$296	$28	$19	$14

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$9	$—	$58	$94	$92

Total assets	9	—	58	94	92

Net assets	$9	$—	$58	$94	$92

Total number of mutual fund shares	603	2	3,787	5,045	5,531

Cost of mutual fund shares	$9	$—	$54	$89	$87

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class S

Assets
Investments in mutual funds at fair value	$48	$75	$865	$800	$13

Total assets	48	75	865	800	13

Net assets	$48	$75	$865	$800	$13

Total number of mutual fund shares	3,450	24,902	67,931	105,697	844

Cost of mutual fund shares	$48	$75	$776	$656	$13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I

Assets
Investments in mutual funds at fair value	$537	$52	$9	$307	$52

Total assets	537	52	9	307	52

Net assets	$537	$52	$9	$307	$52

Total number of mutual fund shares	30,292	3,992	621	24,302	3,472

Cost of mutual fund shares	$431	$53	$8	$320	$44

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer Small Cap Value VCT Portfolio - Class I	Premier VIT OpCap Managed Portfolio	Putnam VT Diversified Income Fund - Class IA Shares	Putnam VT Small Cap Value Fund - Class IA Shares

Assets
Investments in mutual funds at fair value	$10	$250	$25	$205

Total assets	10	250	25	205

Net assets	$10	$250	$25	$205

Total number of mutual fund shares	628	5,792	2,847	8,883

Cost of mutual fund shares	$9	$230	$24	$177

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O	Alger American Small Capitalization Portfolio - Class O

Net investment income (loss)
Income:
Dividends	$—	$4	$—	$—	$—

Total investment income	—	4	—	—	—
Expenses:
Mortality, expense risk and other charges	—	7	1	3	2

Total expenses	—	7	1	3	2

Net investment income (loss)	—	(3)	(1)	(3)	(2)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments	—	216	27	91	100
Capital gains distributions	—	—	—	25	—

Total realized gain (loss) on investments and capital gains distributions	—	216	27	116	100
Net unrealized appreciation (depreciation) of investments	1	(101)	(14)	(78)	(51)

Net realized and unrealized gain (loss) on investments	1	115	13	38	49

Net increase (decrease) in net assets resulting from operations	$1	$112	$12	$35	$47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund – Class 2	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$2	$2	$3	$7	$18

Total investment income	2	2	3	7	18
Expenses:
Mortality, expense risk and other charges	1	—	1	14	7

Total expenses	1	—	1	14	7

Net investment income (loss)	1	2	2	(7)	11

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6	—	6	51	4
Capital gains distributions	—	—	—	—	39

Total realized gain (loss) on investments and capital gains distributions	6	—	6	51	43
Net unrealized appreciation (depreciation) of investments	26	4	26	326	6

Net realized and unrealized gain (loss) on investments	32	4	32	377	49

Net increase (decrease) in net assets resulting from operations	$33	$6	$34	$370	$60

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$3	$28	$42	$64	$20

Total investment income	3	28	42	64	20
Expenses:
Mortality, expense risk and other charges	4	1	14	9	4

Total expenses	4	1	14	9	4

Net investment income (loss)	(1)	27	28	55	16

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(1)	16	(9)	—
Capital gains distributions	—	—	—	39	—

Total realized gain (loss) on investments and capital gains distributions	—	(1)	16	30	—
Net unrealized appreciation (depreciation) of investments	38	(22)	55	(57)	—

Net realized and unrealized gain (loss)on investments	38	(23)	71	(27)	—

Net increase (decrease) in net assets resulting from operations	$37	$4	$99	$28	$16

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AIM Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	—	—	3	—

Total expenses	—	—	—	3	—

Net investment income (loss)	—	—	—	(3)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	44	—

Net realized and unrealized gain (loss) on investments	—	—	—	44	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$41	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING Julius Baer Foreign Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$3	$—	$—	$—	$—

Total investment income	3	—	—	—	—
Expenses:
Mortality, expense risk and other charges	3	—	2	1	—

Total expenses	3	—	2	1	—

Net investment income (loss)	—	—	(2)	(1)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	—	2	—	—
Capital gains distributions	4	—	14	—	1

Total realized gain (loss) on investments and capital gains distributions	5	—	16	—	1
Net unrealized appreciation (depreciation) of investments	42	3	10	14	—

Net realized and unrealized gain (loss) on investments	47	3	26	14	1

Net increase (decrease) in net assets resulting from operations	$47	$3	$24	$13	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$1	$29	$—	$1

Total investment income	—	1	29	—	1
Expenses:
Mortality, expense risk and other charges	—	—	4	—	1

Total expenses	—	—	4	—	1

Net investment income (loss)	—	1	25	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on invest	—	—	—	—	—
Capital gains distributions	—	—	—	—	8

Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	8
Net unrealized appreciation (depreciation) of investments	—	—	—	—	55

Net realized and unrealized gain (loss) on investments	—	—	—	—	63

Net increase (decrease) in net assets resulting from operations	$—	$1	$25	$—	$63

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	1	—	—	—

Total expenses	—	1	—	—	—

Net investment income (loss)	—	(1)	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	2	(2)	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	2	(2)	—
Net unrealized appreciation (depreciation) of investments	—	12	7	(6)	—

Net realized and unrealized gain (loss) on investments	—	12	9	(8)	—

Net increase (decrease) in net assets resulting from operations	$—	$11	$9	$(8)	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$33	$—

Total investment income	—	—	—	33	—
Expenses:
Mortality, expense risk and other charges	—	—	4	13	—

Total expenses	—	—	4	13	—

Net investment income (loss)	—	—	(4)	20	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	7	54	—
Capital gains distributions	1	—	—	76	—

Total realized gain (loss) on investments and capital gains distributions	1	—	7	130	—
Net unrealized appreciation (depreciation) of investments	2	1	33	15	—

Net realized and unrealized gain (loss) on investments	3	1	40	145	—

Net increase (decrease) in net assets resulting from operations	$3	$1	$36	$165	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	—	—	3	—

Total expenses	—	—	—	3	—

Net investment income (loss)	—	—	—	(3)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	1	2	—
Capital gains distributions	—	—	1	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	2	2	—
Net unrealized appreciation (depreciation) of investments	11	—	3	61	—

Net realized and unrealized gain (loss) on investments	11	—	5	63	—

Net increase (decrease) in net assets resulting from operations	$11	$—	$5	$60	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Initial Class	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$10	$—

Total investment income	—	—	—	10	—
Expenses:
Mortality, expense risk and other charges	—	—	—	4	—

Total expenses	—	—	—	4	—

Net investment income (loss)	—	—	—	6	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	5	—
Capital gains distributions	—	—	1	21	—

Total realized gain (loss) on investments and capital gains distributions	—	—	1	26	—
Net unrealized appreciation (depreciation) of investments	—	—	(1)	146	—

Net realized and unrealized gain (loss) on investments	—	—	—	172	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$178	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	—	6	—	—

Total expenses	—	—	6	—	—

Net investment income (loss)	—	—	(6)	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	11	—	1
Capital gains distributions	—	—	20	—	1

Total realized gain (loss) on investments and capital gains distributions	—	—	31	—	2

Net unrealized appreciation (depreciation) of investments	1	1	196	15	(1)

Net realized and unrealized gain (loss) on investments	1	1	227	15	1

Net increase (decrease) in net assets resulting from operations	$1	$1	$221	$15	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	—	—	—	—

Total expenses	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	—	—	—	1
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2	—	—	—	1
Net unrealized appreciation (depreciation) of investments	—	—	—	—	2

Net realized and unrealized gain (loss) on investments	2	—	—	—	3

Net increase (decrease) in net assets resulting from operations	$2	$—	$—	$—	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$5

Total investment income	—	—	—	—	5
Expenses:
Mortality, expense risk and other charges	1	—	—	—	—

Total expenses	1	—	—	—	—

Net investment income (loss)	(1)	—	—	—	5

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	3	—	3	1
Capital gains distributions	3	2	—	—	—

Total realized gain (loss) on investments and capital gains distributions	6	5	—	3	1
Net unrealized appreciation (depreciation) of investments	1	—	—	(2)	(4)

Net realized and unrealized gain (loss) on investments	7	5	—	1	(3)

Net increase (decrease) in net assets resulting from operations	$6	$5	$—	$1	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$22	$1	$—	$—	$—

Total investment income	22	1	—	—	—
Expenses:
Mortality, expense risk and other charges	5	—	4	—	3

Total expenses	5	—	4	—	3

Net investment income (loss)	17	1	(4)	—	(3)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	4	6	—	3
Capital gains distributions	58	4	—	—	—

Total realized gain (loss) on investments and capital gains distributions	74	8	6	—	3
Net unrealized appreciation (depreciation) of investments	(30)	(7)	64	—	40

Net realized and unrealized gain (loss) on investments	44	1	70	—	43
Net increase (decrease) in net assets resulting from operations	$61	$2	$66	$—	$40

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	Janus Aspen Series International Growth Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$2	$4	$—	$—	$—

Total investment income	2	4	—	—	—
Expenses:
Mortality, expense risk and other charges	—	2	1	2	2

Total expenses	—	2	1	2	2

Net investment income (loss)	2	2	(1)	(2)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1)	156	(4)	70	29
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(1)	156	(4)	70	29
Net unrealized appreciation (depreciation) of investments	—	(76)	(40)	(149)	(63)

Net realized and unrealized gain (loss) on investments	(1)	80	(44)	(79)	(34)

Net increase (decrease) in net assets resulting from operations	$1	$82	$(45)	$(81)	$(36)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Neuberger Berman AMT Partners Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$9	$—	$—	$—

Total investment income	—	9	—	—	—
Expenses:
Mortality, expense risk and other charges	—	1	2	—	—

Total expenses	—	1	2	—	—

Net investment income (loss)	—	8	(2)	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(1)	112	3	3
Capital gains distributions	—	—	—	—	1

Total realized gain (loss) on investments and capital gains distributions	—	(1)	112	3	4
Net unrealized appreciation (depreciation) of investments	1	(3)	(58)	—	(3)

Net realized and unrealized gain (loss) on investments	1	(4)	54	3	1

Net increase (decrease) in net assets resulting from operations	$1	$4	$52	$3	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Small Cap Value VCT Portfolio - Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio	Premier VIT OpCap Managed Portfolio	Premier VIT OpCap Small Cap Portfolio

Net investment income (loss)
Income:
Dividends	$—	$1	$1	$3	$—

Total investment income	—	1	1	3	—
Expenses:
Mortality, expense risk and other charges	—	1	1	1	1

Total expenses	—	1	1	1	1

Net investment income (loss)	—	—	—	2	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	35	27	4	—
Capital gains distributions	—	—	—	8	52

Total realized gain (loss) on investments and capital gains distributions	—	35	27	12	52
Net unrealized appreciation (depreciation) of investments	—	(28)	(21)	(2)	(67)

Net realized and unrealized gain (loss) on investments	—	7	6	10	(15)

Net increase (decrease) in net assets resulting from operations	$—	$7	$6	$12	$(16)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Putnam VT Diversified Income Fund - Class IA Shares	Putnam VT Growth and Income Fund - Class IA Shares	Putnam VT New Opportunities Fund - Class IA Shares	Putnam VT Small Cap Value Fund - Class IA Shares	Putnam VT Voyager Fund - Class IA Shares

Net investment income (loss)
Income:
Dividends	$2	$10	$1	$11	$10

Total investment income	2	10	1	11	10
Expenses:
Mortality, expense risk and other charges	—	2	1	1	5

Total expenses	—	2	1	1	5

Net investment income (loss)	2	8	—	10	5

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	51	21	2	71
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	51	21	2	71
Net unrealized appreciation (depreciation) of investments	(1)	(49)	(15)	—	(67)

Net realized and unrealized gain (loss) on investments	(1)	2	6	2	4

Net increase (decrease) in net assets resulting from operations	$1	$10	$6	$12	$9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O

Net Assets at January 1, 2004	$18	$1,435	$136	$569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(1)	(3)
Net realized gain (loss) on investments and capital gains distributions	—	(134)	14	140
Net unrealized appreciation (depreciation) of investments	2	216	—	(65)

Net increase (decrease) in net assets from operations	2	73	13	72
Changes from principal transactions:
Premiums	11	322	38	109
Surrenders and withdrawals	—	(42)	—	(10)
Policy loans	(2)	(11)	(1)	(5)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	16	(45)	6	(24)
Contract charges	(8)	(145)	(14)	(45)

Increase (decrease) in net assets derived from principal transactions	17	79	29	25

Total increase (decrease) in net assets	19	152	42	97

Net assets at December 31, 2004	37	1,587	178	666

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(1)	(3)
Net realized gain (loss) on investments and capital gains distributions	—	216	27	116
Net unrealized appreciation (depreciation) of investments	1	(101)	(14)	(78)

Net increase (decrease) in net assets from operations	1	112	12	35
Changes from principal transactions:
Premiums	11	227	29	77
Surrenders and withdrawals	(3)	(61)	—	(21)
Policy loans	(8)	(3)	—	(4)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(1,760)	(208)	(720)
Contract charges	(5)	(102)	(11)	(33)

Increase (decrease) in net assets derived from principal transactions	(5)	(1,699)	(190)	(701)

Total increase (decrease) in net assets	(4)	(1,587)	(178)	(666)

Net assets at December 31, 2005	$33	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Alger American Small Capitalization Portfolio - Class O	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2

Net Assets at January 1, 2004	$468	$28	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	—	—
Net realized gain (loss) on investments and capital gains distributions	30	2	—	—
Net unrealized appreciation (depreciation) of investments	40	10	1	6

Net increase (decrease) in net assets from operations	67	11	1	6
Changes from principal transactions:
Premiums	86	88	12	35
Surrenders and withdrawals	(7)	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(122)	13	11	5
Contract charges	(34)	(16)	(3)	(2)

Increase (decrease) in net assets derived from principal transactions	(77)	85	20	38

Total increase (decrease) in net assets	(10)	96	21	44

Net assets at December 31, 2004	458	124	21	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	2	2
Net realized gain (loss) on investments and capital gains distributions	100	6	—	6
Net unrealized appreciation (depreciation) of investments	(51)	26	4	26

Net increase (decrease) in net assets from operations	47	33	6	34
Changes from principal transactions:
Premiums	57	113	59	77
Surrenders and withdrawals	(3)	(4)	—	—
Policy loans	(2)	(1)	—	—
Death benefits	(16)	—	—	—
Transfers between Divisions (including fixed account), net	(518)	56	41	75
Contract charges	(23)	(24)	(12)	(9)

Increase (decrease) in net assets derived from principal transactions	(505)	140	88	143

Total increase (decrease) in net assets	(458)	173	94	177

Net assets at December 31, 2005	$—	$297	$115	$221

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class

Net Assets at January 1, 2004	$1,613	$875	$566	$135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	9	(2)	10
Net realized gain (loss) on investments and capital gains distributions	255	112	(37)	8
Net unrealized appreciation (depreciation) of investments	15	(14)	59	(5)

Net increase (decrease) in net assets from operations	265	107	20	13
Changes from principal transactions:
Premiums	396	205	144	35
Surrenders and withdrawals	(43)	(8)	(19)	(2)
Policy loans	(4)	(3)	(2)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	48	19	36	9
Contract charges	(131)	(90)	(55)	(13)

Increase (decrease) in net assets derived from principal transactions	266	123	104	29

Total increase (decrease) in net assets	531	230	124	42

Net assets at December 31, 2004	2,144	1,105	690	177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	11	(1)	27
Net realized gain (loss) on investments and capital gains distributions	51	43	—	(1)
Net unrealized appreciation (depreciation) of investments	326	6	38	(22)

Net increase (decrease) in net assets from operations	370	60	37	4
Changes from principal transactions:
Premiums	400	228	137	44
Surrenders and withdrawals	(91)	(50)	(34)	(11)
Policy loans	(4)	(8)	(5)	(3)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(24)	(1)	(15)	—
Contract charges	(139)	(94)	(55)	(14)

Increase (decrease) in net assets derived from principal transactions	142	75	28	16

Total increase (decrease) in net assets	512	135	65	20

Net assets at December 31, 2005	$2,656	$1,240	$755	$197

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	ING AIM MidCap Growth Portfolio - Service Class

Net Assets at January 1, 2004	$2,807	$1,556	$1,811	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	58	8	—
Net realized gain (loss) on investments and capital gains distributions	261	(5)	—	—
Net unrealized appreciation (depreciation) of investments	(2)	14	—	—

Net increase (decrease) in net assets from operations	281	67	8	—
Changes from principal transactions:
Premiums	444	249	560	—
Surrenders and withdrawals	(50)	(17)	(4)	—
Policy loans	(31)	(20)	(50)	—
Death benefits	(2)	—	—	—
Transfers between Divisions (including fixed account), net	(821)	56	(1,215)	—
Contract charges	(180)	(135)	(134)	—

Increase (decrease) in net assets derived from principal transactions	(640)	133	(843)	—

Total increase (decrease) in net assets	(359)	200	(835)	—

Net assets at December 31, 2004	2,448	1,756	976	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	55	16	—
Net realized gain (loss) on investments and capital gains distributions	16	30	—	—
Net unrealized appreciation (depreciation) of investments	55	(57)	—	—

Net increase (decrease) in net assets from operations	99	28	16	—
Changes from principal transactions:
Premiums	303	197	118	—
Surrenders and withdrawals	(88)	(46)	(31)	—
Policy loans	(5)	(1)	(3)	—
Death benefits	(63)	(91)	—	—
Transfers between Divisions (including fixed account), net	(55)	37	(1,018)	—
Contract charges	(132)	(125)	(58)	—

Increase (decrease) in net assets derived from principal transactions	(40)	(29)	(992)	—

Total increase (decrease) in net assets	59	(1)	(976)	—

Net assets at December 31, 2005	$2,507	$1,755	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net Assets at January 1, 2004	$—-	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	44	—

Net increase (decrease) in net assets from operations	—	—	41	—
Changes from principal transactions:
Premiums	—	—	61	—
Surrenders and withdrawals	—	—	(13)	—
Policy loans	—	—	(3)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	20	1	1,535	15
Contract charges	—	—	(32)	—

Increase (decrease) in net assets derived from principal transactions	20	1	1,548	15

Total increase (decrease) in net assets	20	1	1,589	15

Net assets at December 31, 2005	$20	$1	$1,589	$15

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	1	—
Net unrealized appreciation (depreciation) of investments	—	—	18	—

Net increase (decrease) in net assets from operations	—	—	19	—
Changes from principal transactions:
Premiums	—	1	17	—
Surrenders and withdrawals	—	—	(1)	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	2	112	—
Contract charges	—	—	(5)	—

Increase (decrease) in net assets derived from principal transactions	—	3	123	—

Total increase (decrease) in net assets	—	3	142	—

Net assets at December 31, 2004	—	3	142	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(2)	(1)
Net realized gain (loss) on investments and capital gains distributions	5	—	16	—
Net unrealized appreciation (depreciation) of investments	42	3	10	14

Net increase (decrease) in net assets from operations	47	3	24	13
Changes from principal transactions:
Premiums	61	4	57	27
Surrenders and withdrawals	(3)	(3)	(8)	—
Policy loans	(2)	—	—	(4)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,695	54	899	548
Contract charges	(38)	(1)	(28)	(9)

Increase (decrease) in net assets derived from principal transactions	1,713	54	920	562

Total increase (decrease) in net assets	1,760	57	944	575

Net assets at December 31, 2005	$1,760	$60	$1,086	$575

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$1	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	4
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	1	4
Changes from principal transactions:
Premiums	—	—	3	44
Surrenders and withdrawals	—	—	—	(1)
Policy loans	—	—	—	(1)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	6	678
Contract charges	—	—	—	(35)

Increase (decrease) in net assets derived from principal transactions	—	—	9	685

Total increase (decrease) in net assets	—	—	10	689

Net assets at December 31, 2004	—	—	11	689

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	25
Net realized gain (loss) on investments and capital gains distributions	1	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	1	—	1	25
Changes from principal transactions:
Premiums	6	4	1	437
Surrenders and withdrawals	—	—	—	(95)
Policy loans	—	—	(1)	2
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	22	3	(2)	633
Contract charges	—	—	—	(80)

Increase (decrease) in net assets derived from principal transactions	28	7	(2)	897

Total increase (decrease) in net assets	29	7	(1)	922

Net assets at December 31, 2005	$29	$7	$10	$1,611

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	2
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	2
Changes from principal transactions:
Premiums	—	—	—	3
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	33
Contract charges	—	—	—	(2)

Increase (decrease) in net assets derived from principal transactions	—	—	—	34

Total increase (decrease) in net assets	—	—	—	36

Net assets at December 31, 2004	—	—	—	36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(1)
Net realized gain (loss) on investments and capital gains distributions	—	8	—	—
Net unrealized appreciation (depreciation) of investments	—	55	—	12

Net increase (decrease) in net assets from operations	—	63	—	11
Changes from principal transactions:
Premiums	—	26	—	15
Surrenders and withdrawals	—	—	—	—
Policy loans	—	(1)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	563	1	427
Contract charges	—	(11)	—	(11)

Increase (decrease) in net assets derived from principal transactions	—	577	1	431

Total increase (decrease) in net assets	—	640	1	442

Net assets at December 31, 2005	$—	$640	$1	$478

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class

Net Assets at January 1, 2004	$—	$44	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	10	—	—
Net unrealized appreciation (depreciation) of investments	—	(3)	—	—

Net increase (decrease) in net assets from operations	—	7	—	—
Changes from principal transactions:
Premiums	—	6	2	—
Surrenders and withdrawals	—	(1)	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	19	1	—
Contract charges	—	(4)	—	—

Increase (decrease) in net assets derived from principal transactions	—	20	3	—

Total increase (decrease) in net assets	—	27	3	—

Net assets at December 31, 2004	—	71	3	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	2	(2)	—	1
Net unrealized appreciation (depreciation) of investments	7	(6)	—	2

Net increase (decrease) in net assets from operations	9	(8)	—	3
Changes from principal transactions:
Premiums	3	2	3	2
Surrenders and withdrawals	—	(2)	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	45	(62)	11	25
Contract charges	(2)	(1)	(1)	(1)

Increase (decrease) in net assets derived from principal transactions	46	(63)	13	26

Total increase (decrease) in net assets	55	(71)	13	29

Net assets at December 31, 2005	$55	$—	$16	$29

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$1,023	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	8	12	—
Net realized gain (loss) on investments and capital gains distributions	—	(47)	152	—
Net unrealized appreciation (depreciation) of investments	—	51	63	—

Net increase (decrease) in net assets from operations	—	12	227	—
Changes from principal transactions:
Premiums	—	122	385	—
Surrenders and withdrawals	—	(3)	(6)	—
Policy loans	—	(7)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	789	338	—
Contract charges	—	(59)	(102)	—

Increase (decrease) in net assets derived from principal transactions	—	842	615	—

Total increase (decrease) in net assets	—	854	842	—

Net assets at December 31, 2004	—	854	1,865	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	20	—
Net realized gain (loss) on investments and capital gains distributions	—	7	130	—
Net unrealized appreciation (depreciation) of investments	1	33	15	—

Net increase (decrease) in net assets from operations	1	36	165	—
Changes from principal transactions:
Premiums	4	241	363	—
Surrenders and withdrawals	—	(40)	(207)	—
Policy loans	(1)	(25)	(1)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	32	(11)	364	14
Contract charges	(1)	(117)	(125)	—

Increase (decrease) in net assets derived from principal transactions	34	48	394	14

Total increase (decrease) in net assets	35	84	559	14

Net assets at December 31, 2005	$35	$938	$2,424	$14

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$1	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	4	—	2	—

Net increase (decrease) in net assets from operations	4	—	2	—
Changes from principal transactions:
Premiums	7	—	3	—
Surrenders and withdrawals	—	—	—	—
Policy loans	(2)	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	65	—	17	—
Contract charges	(4)	—	(1)	—

Increase (decrease) in net assets derived from principal transactions	66	—	19	—

Total increase (decrease) in net assets	70	—	21	—

Net assets at December 31, 2004	70	—	22	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(3)
Net realized gain (loss) on investments and capital gains distributions	—	—	2	2
Net unrealized appreciation (depreciation) of investments	11	—	3	61

Net increase (decrease) in net assets from operations	11	—	5	60
Changes from principal transactions:
Premiums	19	—	10	89
Surrenders and withdrawals	—	—	(3)	(13)
Policy loans	—	—	—	(1)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	4	3	3	657
Contract charges	(9)	—	(2)	(29)

Increase (decrease) in net assets derived from principal transactions	14	3	8	703

Total increase (decrease) in net assets	25	3	13	763

Net assets at December 31, 2005	$95	$3	$35	$763

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	1
Net unrealized appreciation (depreciation) of investments	—	—	—	(1)

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	1
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	10	24	11
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	10	24	12

Total increase (decrease) in net assets	—	10	24	12

Net assets at December 31, 2005	$—	$10	$24	$12

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	—	—
Net realized gain (loss) on investments and capital gains distributions	26	—	—	—
Net unrealized appreciation (depreciation) of investments	146	—	1	1

Net increase (decrease) in net assets from operations	178	—	1	1
Changes from principal transactions:
Premiums	98	—	—	—
Surrenders and withdrawals	(17)	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,025	1	109	17
Contract charges	(45)	—	—	—

Increase (decrease) in net assets derived from principal transactions	1,061	1	109	17

Total increase (decrease) in net assets	1,239	1	110	18

Net assets at December 31, 2005	$1,239	$1	$110	$18

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$12	$19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	2	1

Net increase (decrease) in net assets from operations	—	—	2	1
Changes from principal transactions:
Premiums	—	—	4	1
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	1	4
Contract charges	—	—	(2)	(1)

Increase (decrease) in net assets derived from principal transactions	—	—	3	4

Total increase (decrease) in net assets	—	—	5	5

Net assets at December 31, 2004	—	—	17	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	31	—	2	2
Net unrealized appreciation (depreciation) of investments	196	15	(1)	—

Net increase (decrease) in net assets from operations	221	15	1	2
Changes from principal transactions:
Premiums	135	13	2	—
Surrenders and withdrawals	(33)	—	—	(4)
Policy loans	(8)	(1)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1,649	292	13	3
Contract charges	(59)	(8)	(1)	(1)

Increase (decrease) in net assets derived from principal transactions	1,684	296	14	(2)

Total increase (decrease) in net assets	1,905	311	15	—

Net assets at December 31, 2005	$1,905	$311	$32	$24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I

Net Assets at January 1, 2004	$—	$—	$—	$10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	1

Net increase (decrease) in net assets from operations	—	—	—	1
Changes from principal transactions:
Premiums	—	—	—	1
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	1
Contract charges	—	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	—	—	—	1

Total increase (decrease) in net assets	—	—	—	2

Net assets at December 31, 2004	—	—	—	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	1
Net unrealized appreciation (depreciation) of investments	—	—	—	2

Net increase (decrease) in net assets from operations	—	—	—	3
Changes from principal transactions:
Premiums	—	9	—	2
Surrenders and withdrawals	—	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	14	2	—	44
Contract charges	—	(2)	—	(3)

Increase (decrease) in net assets derived from principal transactions	14	9	—	43

Total increase (decrease) in net assets	14	9	—	46

Net assets at December 31, 2005	$14	$9	$—	$58

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class I

Net Assets at January 1, 2004	$10	$9	$—	$13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	1
Net unrealized appreciation (depreciation) of investments	2	3	—	1

Net increase (decrease) in net assets from operations	2	3	—	2
Changes from principal transactions:
Premiums	9	7	—	3
Surrenders and withdrawals	—	—	—	(1)
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	2	—	—	6
Contract charges	(1)	(1)	—	(1)

Increase (decrease) in net assets derived from principal transactions	10	6	—	7

Total increase (decrease) in net assets	12	9	—	9

Net assets at December 31, 2004	22	18	—	22

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	6	5	—	3
Net unrealized appreciation (depreciation) of investments	1	—	—	(2)

Net increase (decrease) in net assets from operations	6	5	—	1
Changes from principal transactions:
Premiums	22	2	—	3
Surrenders and withdrawals	(1)	—	—	—
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	53	69	48	(25)
Contract charges	(8)	(2)	—	(1)

Increase (decrease) in net assets derived from principal transactions	66	69	48	(23)

Total increase (decrease) in net assets	72	74	48	(22)

Net assets at December 31, 2005	$94	$92	$48	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP High Yield Bond Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I

Net Assets at January 1, 2004	$77	$576	$61	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	5	1	(3)
Net realized gain (loss) on investments and capital gains distributions	(2)	85	8	(14)
Net unrealized appreciation (depreciation) of investments	3	34	(3)	72

Net increase (decrease) in net assets from operations	6	124	6	55
Changes from principal transactions:
Premiums	9	178	20	101
Surrenders and withdrawals	—	(15)	(2)	(8)
Policy loans	—	(1)	—	—
Death benefits	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(7)	104	1	671
Contract charges	(9)	(49)	(6)	(36)

Increase (decrease) in net assets derived from principal transactions	(7)	216	13	728

Total increase (decrease) in net assets	(1)	340	19	783

Net assets at December 31, 2004	76	916	80	834

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	17	1	(4)
Net realized gain (loss) on investments and capital gains distributions	1	74	8	6
Net unrealized appreciation (depreciation) of investments	(4)	(30)	(7)	64

Net increase (decrease) in net assets from operations	2	61	2	66
Changes from principal transactions:
Premiums	9	153	9	97
Surrenders and withdrawals	(3)	(79)	—	(29)
Policy loans	—	(1)	(2)	(4)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(136)	(85)	(116)
Contract charges	(8)	(49)	(4)	(48)

Increase (decrease) in net assets derived from principal transactions	(3)	(112)	(82)	(100)

Total increase (decrease) in net assets	(1)	(51)	(80)	(34)

Net assets at December 31, 2005	$75	$865	$—	$800

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	Janus Aspen Series International Growth Portfolio - Institutional Shares

Net Assets at January 1, 2004	$—	$453	$16	$354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	1	2
Net realized gain (loss) on investments and capital gains distributions	—	(115)	2	(10)
Net unrealized appreciation (depreciation) of investments	—	163	(2)	77

Net increase (decrease) in net assets from operations	—	45	1	69
Changes from principal transactions:
Premiums	—	47	22	97
Surrenders and withdrawals	—	(2)	—	(21)
Policy loans	—	—	—	(3)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(3)	(6)	1
Contract charges	—	(25)	(3)	(35)

Increase (decrease) in net assets derived from principal transactions	—	17	13	39

Total increase (decrease) in net assets	—	62	14	108

Net assets at December 31, 2004	—	515	30	462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	2	2
Net realized gain (loss) on investments and capital gains distributions	—	3	(1)	156
Net unrealized appreciation (depreciation) of investments	—	40	—	(76)

Net increase (decrease) in net assets from operations	—	40	1	82
Changes from principal transactions:
Premiums	2	42	25	68
Surrenders and withdrawals	—	(14)	—	(12)
Policy loans	—	(1)	(1)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	12	(21)	1	(572)
Contract charges	(1)	(24)	(4)	(28)

Increase (decrease) in net assets derived from principal transactions	13	(18)	21	(544)

Total increase (decrease) in net assets	13	22	22	(462)

Net assets at December 31, 2005	$13	$537	$52	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Neuberger Berman AMT Growth Portfolio® - Class I

Net Assets at January 1, 2004	$664	$815	$762	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(6)	4	—
Net realized gain (loss) on investments and capital gains distributions	(56)	(128)	(59)	—
Net unrealized appreciation (depreciation) of investments	85	310	89	—

Net increase (decrease) in net assets from operations	26	176	34	—
Changes from principal transactions:
Premiums	165	201	158	—
Surrenders and withdrawals	(15)	(26)	(15)	—
Policy loans	(1)	(5)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(98)	(2)	(48)	—
Contract charges	(49)	(69)	(61)	—

Increase (decrease) in net assets derived from principal transactions	2	99	34	—

Total increase (decrease) in net assets	28	275	68	—

Net assets at December 31, 2004	692	1,090	830	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	(2)	—
Net realized gain (loss) on investments and capital gains distributions	(4)	70	29	—
Net unrealized appreciation (depreciation) of investments	(40)	(149)	(63)	1

Net increase (decrease) in net assets from operations	(45)	(81)	(36)	1
Changes from principal transactions:
Premiums	51	66	56	—
Surrenders and withdrawals	3	(4)	(15)	—
Policy loans	—	(3)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(686)	(1,044)	(815)	8
Contract charges	(15)	(24)	(20)	—

Increase (decrease) in net assets derived from principal transactions	(647)	(1,009)	(794)	8

Total increase (decrease) in net assets	(692)	(1,090)	(830)	9

Net assets at December 31, 2005	$—	$—	$—	$9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Neuberger Berman AMT Partners Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I

Net Assets at January 1, 2004	$259	$433	$26	$8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(3)	—	—
Net realized gain (loss) on investments and capital gains distributions	(1)	45	2	2
Net unrealized appreciation (depreciation) of investments	(6)	27	3	1

Net increase (decrease) in net assets from operations	2	69	5	3
Changes from principal transactions:
Premiums	61	62	12	10
Surrenders and withdrawals	(6)	(31)	9	—
Policy loans	—	(1)	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(11)	(82)	—	5
Contract charges	(30)	(29)	(13)	(2)

Increase (decrease) in net assets derived from principal transactions	14	(81)	8	13

Total increase (decrease) in net assets	16	(12)	13	16

Net assets at December 31, 2004	275	421	39	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(2)	—	—
Net realized gain (loss) on investments and capital gains distributions	(1)	112	3	4
Net unrealized appreciation (depreciation) of investments	(3)	(58)	—	(3)

Net increase (decrease) in net assets from operations	4	52	3	1
Changes from principal transactions:
Premiums	60	43	15	9
Surrenders and withdrawals	(5)	(22)	—	(1)
Policy loans	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	5	(474)	—	(31)
Contract charges	(32)	(20)	(5)	(2)

Increase (decrease) in net assets derived from principal transactions	28	(473)	10	(25)

Total increase (decrease) in net assets	32	(421)	13	(24)

Net assets at December 31, 2005	$307	$—	$52	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer Small Cap Value VCT Portfolio - Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio	Premier VIT OpCap Managed Portfolio

Net Assets at January 1, 2004	$3	$168	$126	$235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	2
Net realized gain (loss) on investments and capital gains distributions	—	28	4	33
Net unrealized appreciation (depreciation) of investments	—	(3)	17	(11)

Net increase (decrease) in net assets from operations	—	26	21	24
Changes from principal transactions:
Premiums	3	69	21	57
Surrenders and withdrawals	—	(7)	—	(1)
Policy loans	—	—	—	(5)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	31	45	(31)
Contract charges	(1)	(27)	(11)	(32)

Increase (decrease) in net assets derived from principal transactions	2	66	55	(12)

Total increase (decrease) in net assets	2	92	76	12

Net assets at December 31, 2004	5	260	202	247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	2
Net realized gain (loss) on investments and capital gains distributions	—	35	27	12
Net unrealized appreciation (depreciation) of investments	—	(28)	(21)	(2)

Net increase (decrease) in net assets from operations	—	7	6	12
Changes from principal transactions:
Premiums	2	56	26	70
Surrenders and withdrawals	—	(15)	(17)	(3)
Policy loans	—	(2)	(1)	(12)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	4	(283)	(205)	(31)
Contract charges	(1)	(23)	(11)	(33)

Increase (decrease) in net assets derived from principal transactions	5	(267)	(208)	(9)

Total increase (decrease) in net assets	5	(260)	(202)	3

Net assets at December 31, 2005	$10	$—	$—	$250

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Premier VIT OpCap Small Cap Portfolio	Putnam VT Diversified Income Fund - Class IA Shares	Putnam VT Growth and Income Fund - Class IA Shares	Putnam VT New Opportunities Fund - Class IA Shares

Net Assets at January 1, 2004	$313	$26	$474	$159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	2	5	(1)
Net realized gain (loss) on investments and capital gains distributions	58	(3)	31	—
Net unrealized appreciation (depreciation) of investments	1	3	16	16

Net increase (decrease) in net assets from operations	57	2	52	15
Changes from principal transactions:
Premiums	61	(1)	98	36
Surrenders and withdrawals	(6)	—	(6)	(2)
Policy loans	(1)	—	(9)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	—	(20)	(37)
Contract charges	(31)	(1)	(38)	(14)

Increase (decrease) in net assets derived from principal transactions	22	(2)	25	(17)

Total increase (decrease) in net assets	79	—	77	(2)

Net assets at December 31, 2004	392	26	551	157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	8	—
Net realized gain (loss) on investments and capital gains distributions	52	—	51	21
Net unrealized appreciation (depreciation) of investments	(67)	(1)	(49)	(15)

Net increase (decrease) in net assets from operations	(16)	1	10	6
Changes from principal transactions:
Premiums	46	—	63	25
Surrenders and withdrawals	(12)	—	(27)	(5)
Policy loans	(1)	—	(9)	(1)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(386)	(1)	(560)	(172)
Contract charges	(23)	(1)	(28)	(10)

Increase (decrease) in net assets derived from principal transactions	(376)	(2)	(561)	(163)

Total increase (decrease) in net assets	(392)	(1)	(551)	(157)

Net assets at December 31, 2005	$—	$25	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class IA Shares	Putnam VT Voyager Fund - Class IA Shares

Net Assets at January 1, 2004	$113	$987

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)
Net realized gain (loss) on investments and capital gains distributions	36	(186)
Net unrealized appreciation (depreciation) of investments	(5)	237

Net increase (decrease) in net assets from operations	31	50
Changes from principal transactions:
Premiums	21	232
Surrenders and withdrawals	(4)	(37)
Policy loans	—	(6)
Death benefits	—	—
Transfers between Divisions (including fixed account), net	32	(16)
Contract charges	(11)	(87)

Increase (decrease) in net assets derived from principal transactions	38	86

Total increase (decrease) in net assets	69	136

Net assets at December 31, 2004	182	1,123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	5
Net realized gain (loss) on investments and capital gains distributions	2	71
Net unrealized appreciation (depreciation) of investments	—	(67)

Net increase (decrease) in net assets from operations	12	9
Changes from principal transactions:
Premiums	26	169
Surrenders and withdrawals	(1)	(36)
Policy loans	—	(4)
Death benefits	—	—
Transfers between Divisions (including fixed account), net	(1)	(1,198)
Contract charges	(13)	(63)

Increase (decrease) in net assets derived from principal transactions	11	(1,132)

Total increase (decrease) in net assets	23	(1,123)

Net assets at December 31, 2005	$205	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

1.	Organization

ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “Account”) was established by ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) to support the operations of variable life insurance policies (“Policies”). RLNY is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2005, the Account had, under Select*Life NY, Estate Design Policies, and Investor Elite Policies, 69 investment divisions (the “Divisions”), 17 of which invest in an independently managed mutual fund portfolio and 52 of which invest in a mutual fund portfolio managed by an affiliate, either ING Investments, LLC, Directed Services, Inc., or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Demographic Trends Fund - Series I Shares	ING Evergreen Health Sciences Portfolio - Class S**
American Funds Insurance Series:	ING Evergreen Omega Portfolio - Institutional Class**
American Funds Insurance Series® Growth Fund - Class 2	ING FMRSM Diversified Mid Cap
American Funds Insurance Series® Growth Income	Portfolio - Service Class**
Fund - Class 2	ING FMRSM Earnings Growth
American Funds Insurance Series® International	Portfolio - Institutional Class**
Fund - Class 2	ING Global Resources Portfolio - Institutional Class*
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Equity
Fidelity® VIP Contrafund® Portfolio - Initial Class	Portfolio - Institutional Class*
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Value Opportunities
Fidelity® VIP Growth Portfolio - Initial Class	Portfolio - Institutional Class**
Fidelity® VIP High Income Portfolio - Initial Class	ING Julius Baer Foreign Portfolio - Institutional Class**
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Legg Mason Value Portfolio - Institutional Class**
Fidelity® VIP Investment Grade Bond	ING Limited Maturity Bond Portfolio - Service Class
Portfolio - Initial Class	ING Liquid Assets Portfolio - Institutional Class*
ING Investors Trust:	ING Marsico Growth Portfolio - Institutional Class**
ING AllianceBernstein Mid Cap Growth	ING Marsico International Opportunities
Portfolio - Institutional Class**	Portfolio - Institutional Class**

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

ING Investors Trust (continued):	ING Strategic Allocation Portfolio, Inc.:
ING Mercury Large Cap Growth	ING VP Strategic Allocation Balanced
Portfolio - Service Class**	Portfolio - Class I**
ING Mercury Large Cap Value	ING VP Strategic Allocation Growth Portfolio - Class I**
Portfolio - Institutional Class*	ING VP Strategic Allocation Income Portfolio - Class I**
ING MFS Mid Cap Growth	ING Variable Portfolios, Inc.:
Portfolio - Institutional Class**	ING VP Index Plus LargeCap Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class	ING VP Index Plus MidCap Portfolio - Class I
ING MFS Utilities Portfolio - Service Class**	ING VP Index Plus SmallCap Portfolio - Class I
ING Pioneer Mid Cap Value Portfolio - Class I**	ING VP Value Opportunity Portfolio - Class I**
ING Stock Index Portfolio - Institutional Class*	ING Variable Products Trust:
ING T. Rowe Price Capital Appreciation	ING VP High Yield Bond Portfolio - Class I
Portfolio - Institutional Class	ING VP International Value Portfolio - Class I
ING T. Rowe Price Equity Income	ING VP MidCap Opportunities Portfolio - Class I
Portfolio - Institutional Class**	ING VP Real Estate Portfolio - Class S**
ING Van Kampen Equity Growth	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Institutional Class*	ING VP Intermediate Bond Portfolio:
ING Van Kampen Growth and Income	ING VP Intermediate Bond Portfolio - Class I
Portfolio - Service Class**	Neuberger Berman Advisers Management Trust:
ING Van Kampen Real Estate	Neuberger Berman AMT Growth Portfolio® - Class I**
Portfolio - Institutional Class	Neuberger Berman AMT Limited Maturity Bond
ING Partners, Inc.:	Portfolio® - Class I
ING American Century Select Portfolio - Initial Class**	Neuberger Berman AMT Socially Responsive
ING American Century Small Cap Value	Portfolio® - Class I
Portfolio - Initial Class**	Pioneer Variable Contracts Trust:
ING Baron Small Cap Growth Portfolio - Initial Class**	Pioneer Small Cap Value VCT Portfolio - Class I
ING Fundamental Research Portfolio - Initial Class**	Premier VIT:
ING JPMorgan Mid Cap Value Portfolio - Initial Class*	Premier VIT OpCap Managed Portfolio
ING Oppenheimer Global Portfolio - Initial Class**	Putnam Variable Trust:
ING Oppenheimer Strategic Income	Putnam VT Diversified Income Fund - Class IA Shares
Portfolio - Service Class**	Putnam VT Small Cap Value Fund - Class IA Shares
ING PIMCO Total Return Portfolio - Initial Class**
ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class**	* Division was added in 2004
ING T. Rowe Price Diversified Mid Cap Growth	** Division was added in 2005
Portfolio - Initial Class**
ING UBS U.S. Large Cap Equity
Portfolio - Initial Class**
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income
Portfolio - Initial Class

The names of certain Divisions and Trusts were changed during 2005. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	AIM V.I. Dent Demographic Trends - Series I Shares
ING Investors Trust:	ING Investors Trust:
ING AllianceBernstein Mid Cap Growth	ING Alliance Mid Cap Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class	ING Hard Assets Portfolio - Institutional Class
ING Mercury Large Cap Value	ING Mercury Focus Value
Portfolio - Institutional Class	Portfolio - Institutional Class

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

During 2005, the following Divisions were closed to contractowners:

Alger American Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
Alger American MidCap Growth Portfolio - Class O
Alger American Small Capitalization Portfolio - Class O
Fidelity® VIP Money Market Portfolio - Initial Class
ING AIM Mid Cap Growth Portfolio - Service Class
ING MFS Mid Cap Growth Portfolio - Service Class
ING VP Disciplined LargeCap Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
Janus Aspen Series International Growth Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Neuberger Berman AMT Partners Portfolio® - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I
Premier VIT OpCap Equity Portfolio
Premier VIT OpCap Global Equity Portfolio
Premier VIT OpCap Small Cap Portfolio
Putnam VT Growth and Income Fund - Class IA Shares
Putnam VT New Opportunities Fund - Class IA Shares
Putnam VT Voyager Fund - Class IA Shares

The following Divisions were offered during 2005, but had no investments as of December 31, 2005:

ING American Century Large Company Value Portfolio - Initial Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING MarketPro Portfolio - Class I
ING MarketStyle Growth Portfolio - Class I
ING MarketStyle Moderate Growth Portfolio - Class I
ING MarketStyle Moderate Portfolio - Class I
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Pioneer Fund Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Contractowner reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to current year classifications.

3.	Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover RLNY’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

The monthly deduction includes a cost of insurance charge, a monthly administrative charge, a monthly variable accumulation value charge, a monthly amount charge, and any charges for optional insurance benefits.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

The cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the contract. RLNY currently deducts this charge at an annual rate ranging between 0.50% and 0.90% of the accumulation value of the Policy in years one through ten, in accordance with the terms of the Policy. After ten years the annual rate ranges between 0.00% and 0.25% of the accumulation value of the Policy.

RLNY deducts a premium charge ranging between 4.50% and 6.25% of each premium payment in Policy years one through ten. Premium charges range from 0.00% to 3.75% after the tenth Policy year.

The monthly administrative charge currently ranges from $7.50 to $8.50 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, RLNY assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Contract Charges

A transfer charge of  $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policies.

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment manager to the ING Strategic Allocation Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund’s advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts.

Management fees also were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment manager to ING Partners, Inc. The Fund’s advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.26% to 0.91% of the average net assets of each respective Portfolio.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	$6	$11	$36	$19
The Alger American Funds:
Alger American Growth Portfolio - Class O	144	1,846	1,487	1,417
Alger American Leveraged AllCap Portfolio - Class O	26	216	143	115
Alger American MidCap Growth Portfolio - Class O	83	762	571	549
Alger American Small Capitalization Portfolio - Class O	40	547	472	552
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	96	6	106	22
American Funds Insurance Series® Growth Income Fund - Class 2	210	69	34	14
American Funds Insurance Series® International Fund - Class 2	187	42	46	8
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Initial Class	440	304	2,013	1,752
Fidelity® VIP Equity-Income Portfolio - Initial Class	277	151	1,042	907
Fidelity® VIP Growth Portfolio - Initial Class	93	65	645	543
Fidelity® VIP High Income Portfolio - Initial Class	74	31	163	124
Fidelity® VIP Index 500 Portfolio - Initial Class	211	223	4,627	5,245
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	291	225	1,667	1,428
Fidelity® VIP Money Market Portfolio - Initial Class	141	1,117	1,624	2,459
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	8	9	—	—
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	20	—	—	—
ING Evergreen Health Sciences Portfolio - Class S	1	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	1,583	38	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	15	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	1,763	47	—	—
ING Global Resources Portfolio - Institutional Class	57	3	3	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	958	27	136	13
ING JPMorgan Value Opportunities Portfolio - Institutional Class	572	11	—	—
ING Julius Baer Foreign Portfolio - Institutional Class	29	—	—	—
ING Legg Mason Value Portfolio - Institutional Class	7	—	—	—
ING Limited Maturity Bond Portfolio - Service Class	1	1	23	13
ING Liquid Assets Portfolio - Institutional Class	1,388	467	790	101
ING Marsico Growth Portfolio - Institutional Class	—	—	—	—
ING Marsico International Opportunities Portfolio - Institutional Class	602	18	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	1	—	—	—
ING Mercury Large Cap Value Portfolio - Institutional Class	460	30	37	1
ING MFS Mid Cap Growth Portfolio - Institutional Class	66	20	—	—
ING MFS Mid Cap Growth Portfolio - Service Class	2	66	74	54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Institutional Class	$13	$1	$3	$—
ING MFS Utilities Portfolio - Service Class	27	—	—	—
ING Pioneer Mid Cap Value Portfolio - Class I	35	1	—	—
ING Stock Index Portfolio - Institutional Class	183	139	2,936	2,084
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	947	457	1,810	1,171
ING T. Rowe Price Equity Income Portfolio - Institutional Class	14	—	—	—
ING Van Kampen Equity Growth Portfolio - Institutional Class	20	6	74	8
ING Van Kampen Growth and Income Portfolio - Service Class	3	—	—	—
ING Van Kampen Real Estate Portfolio - Institutional Class	14	5	19	—
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	739	40	—	—
ING American Century Small Cap Value Portfolio - Initial Class	—	—	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	9	—	—	—
ING Fundamental Research Portfolio - Initial Class	24	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	13	—	—	—
ING Oppenheimer Global Portfolio - Initial Class	1,140	53	—	—
ING Oppenheimer Strategic Income Portfolio - Service Class	1	—	—	—
ING PIMCO Total Return Portfolio - Initial Class	109	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	18	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,824	125	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	310	15	—	—
ING Van Kampen Comstock Portfolio - Initial Class	17	2	4	1
ING Van Kampen Equity and Income Portfolio - Initial Class	4	5	5	1
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	14	—	—	—
ING VP Strategic Allocation Growth Portfolio - Class I	11	2	—	—
ING VP Strategic Allocation Income Portfolio - Class I	—	—	—	—
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	47	3	2	1
ING VP Index Plus MidCap Portfolio - Class I	81	13	11	1
ING VP Index Plus SmallCap Portfolio - Class I	81	10	7	1
ING VP Value Opportunity Portfolio - Class I	48	—	—	—
ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	3	25	27	20
ING VP High Yield Bond Portfolio - Class I	11	8	51	53
ING VP International Value Portfolio - Class I	320	358	803	582
ING VP MagnaCap Portfolio - Class I	11	89	75	61
ING VP MidCap Opportunities Portfolio - Class I	61	165	1,431	706
ING VP Real Estate Portfolio - Class S	13	—	—	—
ING VP SmallCap Opportunities Portfolio - Class I	28	49	430	416

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	$43	$20	$43	$28
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares	51	593	423	382
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	40	688	772	773
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	48	1059	1018	925
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	33	830	708	670
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	12	4	—	—
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	54	17	210	187
Neuberger Berman AMT Partners Portfolio® - Class I	32	507	506	590
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	19	9	20	12
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I	17	40	21	8
Pioneer Small Cap Value VCT Portfolio - Class I	6	1	3	1
Premier VIT:
Premier VIT OpCap Equity Portfolio	58	325	223	156
Premier VIT OpCap Global Equity Portfolio	43	251	193	138
Premier VIT OpCap Managed Portfolio	60	60	232	242
Premier VIT OpCap Small Cap Portfolio	90	415	265	245
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	2	2	28	28
Putnam VT Growth and Income Fund - Class IA Shares	51	605	483	453
Putnam VT New Opportunities Fund - Class IA Shares	18	181	127	145
Putnam VT Small Cap Value Fund - Class IA Shares	36	15	164	126
Putnam VT Voyager Fund - Class IA Shares	133	1,259	1,091	1,006

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	1,998	3,089	(1,091)	7,145	3,878	3,267
The Alger American Funds:
Alger American Growth Portfolio - Class O	18,348	131,634	(113,286)	113,324	108,138	5,186
Alger American Leveraged AllCap Portfolio - Class O	5,226	34,312	(29,086)	25,213	20,265	4,948
Alger American MidCap Growth Portfolio - Class O	36,396	69,242	(32,846)	31,821	30,689	1,132
Alger American Small Capitalization Portfolio - Class O	49,409	93,064	(43,655)	50,548	58,928	(8,380)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	15,358	6,097	9,261	8,159	1,652	6,507
American Funds Insurance Series® Growth Income Fund - Class 2	7,253	967	6,286	2,581	1,107	1,474
American Funds Insurance Series® International Fund - Class 2	11,602	3,080	8,522	3,261	569	2,692
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Initial Class	16,057	12,164	3,893	69,519	60,922	8,597
Fidelity® VIP Equity-Income Portfolio - Initial Class	10,289	8,129	2,160	36,406	32,264	4,142
Fidelity® VIP Growth Portfolio - Initial Class	5,776	4,851	925	26,255	22,204	4,051
Fidelity® VIP High Income Portfolio - Initial Class	3,889	2,959	930	10,248	8,447	1,801
Fidelity® VIP Index 500 Portfolio - Initial Class	10,703	12,542	(1,839)	164,391	185,776	(21,385)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	13,177	15,083	(1,906)	81,685	75,194	6,491
Fidelity® VIP Money Market Portfolio - Initial Class	69,969	132,257	(62,288)	103,460	158,105	(54,645)
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	713	713	—	—	—	—
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	1,546	3	1,543	—	—	—
ING Evergreen Health Sciences Portfolio - Class S	79	1	78	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	144,155	5,938	138,217	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,893	1,448	1,445	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING FMRSM Earnings Growth Portfolio - Institutional Class	173,753	8,368	165,385	—	—	—
ING Global Resources Portfolio - Institutional Class	2,715	209	2,506	175	8	167
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	78,765	4,167	74,598	12,924	1,151	11,773
ING JPMorgan Value Opportunities Portfolio - Institutional Class	55,580	2,149	53,431	—	—	—
ING Julius Baer Foreign Portfolio - Institutional Class	2,443	24	2,419	—	—	—
ING Legg Mason Value Portfolio - Institutional Class	580	14	566	—	—	—
ING Limited Maturity Bond Portfolio - Service Class	93	148	(55)	2,214	1,299	915
ING Liquid Assets Portfolio - Institutional Class	137,094	50,400	86,694	78,405	10,057	68,348
ING Marsico Growth Portfolio - Institutional Class	8	2	6	—	—	—
ING Marsico International Opportunities Portfolio - Institutional Class	53,253	2,315	50,938	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	78	1	77	—	—	—
ING Mercury Large Cap Value Portfolio - Institutional Class	41,030	3,311	37,719	3,408	109	3,299
ING MFS Mid Cap Growth Portfolio - Institutional Class	8,358	—	8,358	—	—	—
ING MFS Mid Cap Growth Portfolio - Service Class	—	11,139	(11,139)	12,458	9,206	3,252
ING MFS Total Return Portfolio - Institutional Class	1,024	97	927	246	11	235
ING MFS Utilities Portfolio - Service Class	2,599	73	2,526	—	—	—
ING Pioneer Mid Cap Value Portfolio - Class I	3,337	147	3,190	—	—	—
ING Stock Index Portfolio - Institutional Class	23,959	20,079	3,880	285,135	207,852	77,283
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	61,248	35,961	25,287	133,770	89,066	44,704
ING T. Rowe Price Equity Income Portfolio - Institutional Class	1,319	28	1,291	7,241	760	6,481
ING Van Kampen Equity Growth Portfolio - Institutional Class	2,285	1,087	1,198	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	308	8	300	—	—	—
ING Van Kampen Real Estate Portfolio - Institutional Class	780	319	461	1,191	32	1,159

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	76,828	6,260	70,568	—	—	—
ING American Century Small Cap Value Portfolio - Initial Class	10	3	7	—	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	860	6	854	—	—	—
ING Fundamental Research Portfolio - Initial Class	2,138	9	2,129	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	737	21	716	11	2	9
ING Oppenheimer Global Portfolio - Initial Class	111,585	9,139	102,446	—	—	—
ING Oppenheimer Strategic Income Portfolio - Service Class	111	3	108	—	—	—
ING PIMCO Total Return Portfolio - Initial Class	10,819	29	10,790	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	1,536	12	1,524	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	178,829	17,373	161,456	—	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	29,388	1,985	27,403	—	—	—
ING Van Kampen Comstock Portfolio - Initial Class	1,287	185	1,102	325	126	199
ING Van Kampen Equity and Income Portfolio - Initial Class	328	434	(106)	374	86	288
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	1,273	21	1,252	—	—	—
ING VP Strategic Allocation Growth Portfolio - Class I	957	158	799	—	—	—
ING VP Strategic Allocation Income Portfolio - Class I	10	7	3	—	—	—
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	4,088	278	3,810	127	55	72
ING VP Index Plus MidCap Portfolio - Class I	6,128	1,180	4,948	949	98	851
ING VP Index Plus SmallCap Portfolio - Class I	6,052	900	5,152	614	73	541
ING VP Value Opportunity Portfolio - Class I	9,660	4,852	4,808	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	222	1,893	(1,671)	2,234	1,674	560
ING VP High Yield Bond Portfolio - Class I	878	1,016	(138)	4,452	5,102	(650)
ING VP International Value Portfolio - Class I	13,770	19,785	(6,015)	43,969	32,535	11,434
ING VP MagnaCap Portfolio - Class I	849	8,831	(7,982)	8,107	6,741	1,366
ING VP MidCap Opportunities Portfolio - Class I	14,390	30,204	(15,814)	226,307	113,198	113,109
ING VP Real Estate Portfolio - Class S	1,131	47	1,084	—	—	—
ING VP SmallCap Opportunities Portfolio - Class I	1,636	2,434	(798)	17,674	17,096	578
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	3,619	1,962	1,657	3,553	2,440	1,113
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares	4,256	33,402	(29,146)	31,672	29,130	2,542
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	59,964	113,389	(53,425)	63,321	63,482	(161)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	74,245	141,922	(67,677)	73,234	66,676	6,558
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	69,233	132,106	(62,873)	57,806	55,393	2,413
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	1,030	337	693	—	—	—
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	4,899	2,865	2,034	14,742	13,747	995
Neuberger Berman AMT Partners Portfolio® - Class I	32,081	62,624	(30,543)	42,769	49,595	(6,826)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	1,623	934	689	1,756	1,012	744
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I	1,152	2,842	(1,690)	1,695	669	1,026
Pioneer Small Cap Value VCT Portfolio - Class I	476	111	365	209	81	128
Premier VIT:
Premier VIT OpCap Equity Portfolio	26,010	44,253	(18,243)	17,373	12,330	5,043
Premier VIT OpCap Global Equity Portfolio	18,249	31,689	(13,440)	14,246	10,236	4,010
Premier VIT OpCap Managed Portfolio	5,853	6,623	(770)	18,722	19,688	(966)
Premier VIT OpCap Small Cap Portfolio	3,403	24,206	(20,803)	16,203	15,000	1,203

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	2	80	(78)	1,428	1,561	(133)
Putnam VT Growth and Income Fund - Class IA Shares	21,548	40,906	(19,358)	18,274	17,459	815
Putnam VT New Opportunities Fund - Class IA Shares	9,051	16,756	(7,705)	6,834	7,737	(903)
Putnam VT Small Cap Value Fund - Class IA Shares	1,924	1,388	536	11,286	8,973	2,313
Putnam VT Voyager Fund - Class IA Shares	7,474	51,667	(44,193)	45,400	42,112	3,288

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

7.     Unit Summary

Division	Units Outstanding	Unit Value	Extended Value

AIM V.I. Demographic Trends Fund - Series I Shares	5,689.515	$5.75	$32,715
American Funds Insurance Series® Growth Fund - Class 2	18,008.762	$16.47	$296,604
American Funds Insurance Series® Growth Income Fund - Class 2	7,778.430	$14.77	$114,887
American Funds Insurance Series® International Fund - Class 2	11,233.161	$19.65	$220,732
Fidelity® VIP Contrafund® Portfolio - Initial Class	69,394.330	$38.28	$2,656,415
Fidelity® VIP Equity-Income Portfolio - Initial Class	37,644.194	$32.95	$1,240,376
Fidelity® VIP Growth Portfolio - Initial Class	27,621.265	$27.35	$755,442
Fidelity® VIP High Income Portfolio - Initial Class	11,887.414	$16.58	$197,093
Fidelity® VIP Index 500 Portfolio - Initial Class	77,917.049	$32.18	$2,507,371
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	85,965.961	$20.42	$1,755,425
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	1,542.572	$12.87	$19,853
ING Evergreen Health Sciences Portfolio - Class S	78.281	$11.27	$882
ING Evergreen Omega Portfolio - Institutional Class	138,217.208	$11.50	$1,589,498
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,445.256	$10.18	$14,713
ING FMRSM Earnings Growth Portfolio - Institutional Class	165,384.217	$10.64	$1,759,688
ING Global Resources Portfolio - Institutional Class	2,673.270	$22.48	$60,095
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	86,366.811	$12.57	$1,085,631
ING JPMorgan Value Opportunities Portfolio - Institutional Class	53,430.913	$10.76	$574,917
ING Julius Baer Foreign Portfolio - Institutional	2,419.060	$11.88	$28,738
ING Legg Mason Value Portfolio - Institutional Class	566.453	$12.12	$6,865
ING Limited Maturity Bond Portfolio - Service Class	987.290	$10.44	$10,307

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING Liquid Assets Portfolio - Institutional Class	155,021.042	$10.39	$1,610,669
ING Marsico Growth Portfolio - Institutional Class	5.837	$11.61	$68
ING Marsico International Opportunities Portfolio - Institutional Class	50,937.553	$12.56	$639,776
ING Mercury Large Cap Growth Portfolio - Service Class	77.397	$11.75	$909
ING Mercury Large Cap Value Portfolio - Institutional Class	41,017.781	$11.66	$478,267
ING MFS Mid Cap Growth Portfolio - Institutional Class	8,357.790	$6.62	$55,329
ING MFS Total Return Portfolio - Institutional Class	1,183.614	$13.11	$15,517
ING MFS Utilities Portfolio - Service Class	2,525.850	$11.50	$29,047
ING Pioneer Mid Cap Value Portfolio - Class I	3,189.633	$11.02	$35,150
ING Stock Index Portfolio - Institutional Class	81,176.377	$11.56	$938,399
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	149,633.755	$16.20	$2,424,067
ING T. Rowe Price Equity Income Portfolio - Institutional Class	1,291.009	$10.80	$13,943
ING Van Kampen Equity Growth Portfolio - Institutional Class	7,682.320	$12.39	$95,184
ING Van Kampen Growth and Income Portfolio - Service Class	300.305	$11.27	$3,384
ING Van Kampen Real Estate Portfolio - Institutional Class	1,665.804	$21.00	$34,982
ING American Century Select Portfolio - Initial Class	70,567.870	$10.81	$762,839
ING American Century Small Cap Value Portfolio - Initial Class	6.727	$11.47	$77
ING Baron Small Cap Growth Portfolio - Initial Class	853.888	$11.15	$9,521
ING Fundamental Research Portfolio - Initial Class	2,129.020	$11.15	$23,739
ING JPMorgan Mid Cap Value Portfolio - Initial Class	725.168	$16.43	$11,915
ING Oppenheimer Global Portfolio - Initial Class	102,446.103	$12.09	$1,238,573

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements
Division	Units Outstanding	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service Class	108.206	$10.19	$1,103
ING PIMCO Total Return Portfolio - Initial Class	10,790.206	$10.18	$109,844
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	1,523.880	$12.05	$18,363
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	161,455.900	$11.80	$1,905,180
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	27,402.864	$11.35	$311,023
ING Van Kampen Comstock Portfolio - Initial Class	2,402.126	$13.23	$31,780
ING Van Kampen Equity and Income Portfolio - Initial Class	1,972.377	$12.41	$24,477
ING VP Strategic Allocation Balanced Portfolio - Class I	1,251.875	$11.27	$14,109
ING VP Strategic Allocation Growth Portfolio - Class I	799.305	$11.68	$9,336
ING VP Strategic Allocation Income Portfolio - Class I	2.708	$10.90	$30
ING VP Index Plus LargeCap Portfolio - Class I	4,817.642	$12.12	$58,390
ING VP Index Plus MidCap Portfolio - Class I	6,725.919	$14.02	$94,297
ING VP Index Plus SmallCap Portfolio - Class I	6,537.835	$14.11	$92,249
ING VP Value Opportunity Portfolio - Class I	4,807.614	$9.94	$47,788
ING VP High Yield Bond Portfolio - Class I	6,586.355	$11.45	$75,414
ING VP International Value Portfolio - Class I	37,762.373	$22.90	$864,758
ING VP MidCap Opportunities Portfolio - Class I	105,557.963	$7.58	$800,129
ING VP Real Estate Portfolio - Class S	1,083.532	$11.65	$12,623
ING VP SmallCap Opportunities Portfolio - Class I	17,613.320	$30.51	$537,382
ING VP Intermediate Bond Portfolio - Class I	4,189.061	$12.36	$51,777
Neuberger Berman AMT Growth Portfolio® - Class I	692.790	$12.36	$8,563

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	22,067.332	$13.92	$307,177
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	3,658.026	$14.15	$51,761
Pioneer Small Cap Value VCT Portfolio - Class I	736.591	$13.80	$10,165
Premier VIT OpCap Managed Portfolio	17,708.336	$14.09	$249,510
Putnam VT Diversified Income Fund - Class IA Shares	1,258.628	$20.04	$25,223
Putnam VT Small Cap Value Fund - Class IA Shares	11,169.200	$18.38	$205,290

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

8.     Financial Highlights

A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

AIM V.I. Demographic Trends Fund - Series I Shares
2005	6	$5.75	$33	—%	0.00%	6.28%
2004	7	$5.41	37	—	0.00%	8.20%
2003	4	$5.00	18	—	0.00%	37.36%
2002	3	$3.64	9	—	0.00%	-32.20%
2001	4	$5.36	20	—	0.00%	-32.94%
American Funds Insurance Series® Growth Fund - Class 2
2005	18	$16.47	297	1.76	0.00%	16.23%
2004	9	$14.17	124	—	0.00%	12.46%
2003	2	$12.60	28	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
American Funds Insurance Series® Growth Income Fund - Class 2
2005	8	$14.77	115	0.77	0.00%	5.80%
2004	1	$13.96	21	—	0.00%	10.36%
2003	—	$12.65	—	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
American Funds Insurance Series® International Fund - Class 2
2005	11	$19.65	221	2.09	0.00%	21.52%
2004	3	$16.17	44	—	0.00%	19.34%
2003	—	$13.55	—	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	69	$38.28	$2,656	0.28%	0.00%	16.92%
2004	66	$32.74	2,144	0.32	0.00%	15.49%
2003	57	$28.35	1,613	0.43	0.00%	28.45%
2002	53	$22.07	1,160	0.60	0.00%	-9.35%
2001	33	$24.34	804	1.15	0.00%	-12.24%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	38	$32.95	1,240	1.53	0.00%	5.85%
2004	35	$31.13	1,105	1.52	0.00%	11.54%
2003	31	$27.91	875	1.71	0.00%	30.36%
2002	30	$21.41	646	1.48	0.00%	-16.95%
2001	24	$25.78	606	2.24	0.00%	-4.96%
Fidelity® VIP Growth Portfolio - Initial Class
2005	28	$27.35	755	0.47	0.00%	5.80%
2004	27	$25.85	690	0.16	0.00%	3.40%
2003	23	$25.00	566	0.22	0.00%	32.84%
2002	19	$18.82	355	0.23	0.00%	-30.10%
2001	16	$23.93	433	0.10	0.00%	-17.65%
Fidelity® VIP High Income Portfolio - Initial Class
2005	12	$16.58	197	14.74	0.00%	2.73%
2004	11	$16.14	177	7.05	0.00%	9.57%
2003	9	$14.73	135	6.31	0.00%	27.31%
2002	8	$11.57	87	8.03	0.00%	3.44%
2001	6	$15.08	64	14.43	0.00%	18.96%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	78	$32.18	2,507	1.69	0.00%	4.82%
2004	80	$30.70	2,448	1.41	0.00%	10.63%
2003	101	$27.75	2,807	1.24	0.00%	28.41%
2002	79	$21.61	1,699	1.30	0.00%	-22.25%
2001	91	$27.80	2,523	1.05	0.00%	-12.10%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	86	$20.42	$1,755	3.65%	0.00%	2.20%
2004	88	$19.98	1,756	4.05	0.00%	4.44%
2003	81	$19.13	1,556	2.58	0.00%	5.17%
2002	42	$18.19	771	3.82	0.00%	10.34%
2001	37	$16.48	618	1.61	0.00%	8.46%
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
2005	2	$12.87	20	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Class S
2005	—	$11.27	1	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2005	138	$11.50	1,589	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	1	$10.18	15	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

ING FMRSM Earnings Growth Portfolio - Institutional Class
2005	165	$10.64	$1,760	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Resources Portfolio - Institutional Class
2005	3	$22.48	60	0.01	0.00%	38.08%
2004	—	$16.28	3	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING JP Morgan Small Cap Equity Portfolio - Institutional Class
2005	86	$12.57	1,086	—	0.00%	3.97%
2004	12	$12.09	142	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2005	53	$10.76	575	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Institutional Class
2005	2	$11.88	29	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

ING Legg Mason Value Portfolio - Institutional Class
2005	1	$12.12	$7	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond Portfolio - Service Class
2005	1	$10.44	10	4.99	0.00%	1.66%
2004	1	$10.27	11	16.67	0.00%	1.38%
2003	—	$10.13	1	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Liquid Assets Portfolio - Institutional Class
2005	155	$10.39	1,611	2.51	0.00%	2.97%
2004	68	$10.09	689	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico Growth Portfolio - Institutional Class
2005	—	$11.61	—	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio - Institutional Class
2005	51	$12.56	640	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

ING Mercury Large Cap Growth - Service Class
2005	—	$11.75	$1	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Mercury Large Cap Value - Institutional Class
2005	41	$11.66	478	—	0.00%	5.62%
2004	3	$11.04	36	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Mid Cap Growth - Institutional Class
2005	8	$6.62	55	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Institutional Class
2005	1	$13.11	16	1.03	0.00%	3.15%
2004	—	$12.71	3	—	0.00%	11.49%
2003	—	$11.40	—	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Utilities Portfolio - Service Class
2005	3	$11.50	29	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC
Division

ING Pioneer Mid Cap Value Portfolio - Class I
2005	3	$11.02	$35	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Stock Index Portfolio - Institutional Class
2005	81	$11.56	938	—	0.00%	4.62%
2004	77	$11.05	854	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2005	150	$16.20	2,424	1.52	0.00%	8.00%
2004	124	$15.00	1,865	1.39	0.00%	16.82%
2003	80	$12.84	1,023	0.71	0.00%	22.99%
2002	38	$10.24	392	6.00	0.00%	0.48%
2001	1	$10.19	13	(a)	0.00%	(a)
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2005	1	$10.80	14	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity Growth Portfolio - Institutional Class
2005	8	$12.39	95	0.48	0.00%	15.47%
2004	6	$10.73	70	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Division

ING Van Kampen Growth and Income Portfolio - Service Class
2005	—	$11.27	$3	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Real Estate Portfolio - Institutional Class
2005	2	$21.00	35	1.16	0.00%	17.12%
2004	1	$17.93	22	—	0.00%	38.14%
2003	—	$12.98	1	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Select Portfolio - Initial Class
2005	71	$10.81	763	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small Cap Value Portfolio - Initial Class
2005	—	$11.47	—	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Initial Class
2005	1	$11.15	10	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Fundamental Research Portfolio - Initial Class
2005	2	$11.15	$24	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JP Morgan Mid Cap Value Portfolio - Initial Class
2005	1	$16.43	12	1.00	0.00%	8.74%
2004	—	$15.11	—	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Initial class
2005	102	$12.09	1,239	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Service Class
2005	—	$10.19	1	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Initial Class
2005	11	$10.18	110	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	2	$12.05	$18	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	161	$11.80	1,905	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	27	$11.35	311	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Initial class
2005	2	$13.23	32	0.57	0.00%	3.68%
2004	1	$12.76	17	—	0.00%	16.96%
2003	1	$10.91	12	—	0.00%	29.88%
2002	—	$8.40	1	(b)	0.00%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	2	$12.41	24	0.07	0.00%	8.01%
2004	2	$11.49	24	—	0.00%	10.91%
2003	2	$10.36	19	—	0.00%	27.43%
2002	—	$8.13	3	(b)	0.00%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP Strategic Allocation Balanced Portfolio - Class I
2005	1	$11.27	$14	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Growth Portfolio - Class I
2005	1	$11.68	9	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Income Portfolio - Class I
2005	—	$10.90	—	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus LargeCap Portfolio - Class I
2005	5	$12.12	58	0.99	0.00%	5.39%
2004	1	$11.50	12	—	0.00%	10.58%
2003	1	$10.40	10	—	0.00%	26.06%
2002	—	$8.25	1	(b)	0.00%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class I
2005	7	$14.02	94	0.34	0.00%	11.18%
2004	2	$12.61	22	—	0.00%	16.54%
2003	1	$10.82	10	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP Index Plus SmallCap Portfolio - Class I
2005	7	$14.11	$92	0.22%	0.00%	7.63%
2004	1	$13.11	18	—	0.00%	22.07%
2003	1	$10.74	9	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Value Opportunity Portfolio - Class I
2005	5	$9.94	48	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP High Yield Bond Portfolio - Class I
2005	7	$11.45	75	6.24	0.00%	1.42%
2004	7	$11.29	76	6.54	0.00%	7.93%
2003	7	$10.46	77	6.99	0.00%	17.40%
2002	7	$8.91	66	11.27	0.00%	-1.14%
2001	3	$9.01	28	15.33	0.00%	0.69%
ING VP International Value Portfolio - Class I
2005	38	$22.90	865	2.49	0.00%	9.41%
2004	44	$20.93	916	1.21	0.00%	17.45%
2003	32	$17.82	576	1.21	0.00%	29.88%
2002	18	$13.72	252	0.96	0.00%	-15.37%
2001	8	$16.21	126	2.25	0.00%	-11.67%
ING VP MidCap Opportunities Portfolio - Class I
2005	106	$7.58	800	—	0.00%	10.33%
2004	121	$6.87	834	—	0.00%	11.53%
2003	8	$6.16	51	—	0.00%	36.59%
2002	5	$4.51	21	—	0.00%	-25.86%
2001	1	$6.08	9	0.02	0.00%	-32.92%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

ING VP Real Estate Portfolio - Class S
2005	1	$11.65	$13	(e)%	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP SmallCap Opportunities Portfolio - Class I
2005	18	$30.51	537	—	0.00%	9.12%
2004	18	$27.96	515	—	0.00%	10.17%
2003	18	$25.38	453	—	0.00%	38.54%
2002	18	$18.32	334	—	0.00%	-43.59%
2001	18	$32.47	583	—	0.00%	-29.15%
ING VP Intermediate Bond Portfolio - Class I
2005	4	$12.36	52	4.75	0.00%	3.17%
2004	3	$11.98	30	4.35	0.00%	4.81%
2003	1	$11.43	16	—	0.00%	6.33%
2002	1	$10.75	13	(b)	0.00%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Neuberger Berman AMT Growth Portfolio® - Class I
2005	1	$12.36	9	(e)	0.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
2005	22	$13.92	307	2.95	0.00%	1.46%
2004	20	$13.72	275	3.75	0.00%	0.81%
2003	19	$13.61	259	4.54	0.00%	2.41%
2002	17	$13.29	226	3.95	0.00%	5.34%
2001	5	$12.62	69	3.25	0.00%	8.78%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income RatioA	Expense RatioB	Total ReturnC

Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2005	4	$14.15	$52	—%	0.00%	6.87%
2004	3	$13.24	39	—	0.00%	13.26%
2003	2	$11.69	26	—	0.00%	34.37%
2002	2	$8.70	17	—	0.00%	-14.75%
2001	49	$10.20	—	—	0.00%	-3.58%
Pioneer Small Cap Value VCT Portfolio - Class I
2005	1	$13.80	10	—	0.00%	11.38%
2004	—	$12.39	5	—	0.00%	20.17%
2003	—	$10.31	3	—	0.00%	35.30%
2002	—	$7.62	—	(b)	0.00%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Premier VIT OpCap Managed Portfolio
2005	18	$14.09	250	1.19	0.00%	5.23%
2004	18	$13.39	247	1.24	0.00%	10.75%
2003	19	$12.09	235	1.19	0.00%	21.75%
2002	10	$9.93	101	1.41	0.00%	-16.88%
2001	5	$11.94	58	2.42	0.00%	-4.91%
Putnam VT Diversified Income Fund - Class 1A Shares
2005	1	$20.04	25	7.41	0.00%	3.30%
2004	1	$19.40	26	7.69	0.00%	9.30%
2003	1	$17.70	26	8.00	0.00%	20.24%
2002	2	$14.72	24	8.71	0.00%	6.20%
2001	2	$13.86	24	11.03	0.00%	3.82%
Putnam VT Small Cap Value Fund - Class 1A Shares
2005	11	$18.38	205	5.87	0.00%	7.30%
2004	11	$17.13	182	0.68	0.00%	26.61%
2003	8	$13.53	113	—	0.00%	50.00%
2002	5	$9.02	49	0.20	0.00%	-18.06%
2001	1	$11.01	9	(a)	0.00%	(a)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income RatioA	Expense RatioB	Total ReturnC

(a)	As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.
(b)	As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.
(c)	As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.
(d)	As this Division was not offered until 2004, this data is not meaningful and is therefore not presented.
(e)	As this Division was not offered until 2005, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3.
Information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.
Information is calculated independently for each column in the table.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Index to Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Financial Statements:

Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Balance Sheets as of December 31, 2005 and 2004	C-4

Statements of Changes in Shareholder's Equity for the years ended
December 31, 2005, 2004, and 2003	C-6

Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ReliaStar Life Insurance Company of New York

We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2005 and 2004, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ReliaStar Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004. As discussed in Note 16 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to the settlement of investment securities for the years ended December 31, 2004 and 2003.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$116.6	$120.6	$122.5
Fee income	101.5	99.1	98.3
Premiums	78.0	66.3	63.5
Net realized capital gains	9.5	9.3	10.6
Other income	0.3	0.7	0.3
Total revenue	305.9	296.0	295.2
Benefits and expenses:
Interest credited and other benefits
to policyholders/contractowners	182.6	189.6	148.0
Operating expenses	61.7	49.6	36.1
Amortization of deferred policy acquisition costs
and value of business acquired	7.3	9.4	30.9
Interest expense	0.1	-	-
Total benefits and expenses	251.7	248.6	215.0
Income before income taxes and cumulative effect
of change in accounting principle	54.2	47.4	80.2
Income tax expense	17.4	16.6	26.3
Income before cumulative effect of change
in accounting principle	36.8	30.8	53.9
Cumulative effect of change in accounting
principle, net of tax	-	0.8	-
Net income	$36.8	$31.6	$53.9

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $1,608.4 at 2005 and $1,553.2 at 2004)	$1,611.9	$1,613.1
Equity securities, available-for-sale, at fair value
(cost of $4.8 at 2005 and $6.9 at 2004)	4.5	7.6
Mortgage loans on real estate	191.0	213.0
Policy loans	93.4	90.9
Short-term investments	5.0	-
Other investments	19.9	17.0
Securities pledged
(amortized cost of $118.6 at 2005 and $149.7 at 2004)	115.1	148.5
Total investments	2,040.8	2,090.1
Cash and cash equivalents	41.5	33.5
Short-term investments under securities loan agreement	17.3	49.0
Accrued investment income	18.2	19.2
Receivable for securities sold	3.5	-
Premiums receivable	8.6	9.1
Reinsurance recoverable	100.3	84.2
Deferred policy acquisition costs	92.7	77.7
Value of business acquired	43.3	33.7
Due from affiliates	0.5	1.6
Deferred income taxes	39.2	32.5
Other assets	7.3	4.1
Assets held in separate accounts	653.7	537.7
Total assets	$3,066.9	$2,972.4

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$1,803.5	$1,772.5
Payable for securities purchased	4.4	-
Payable under securities loan agreement	17.3	49.0
Borrowed money	97.7	100.4
Notes payable	-	2.3
Due to affiliates	11.8	5.3
Current income taxes	0.1	16.2
Other liabilities	40.5	37.4
Liabilities related to separate accounts	653.7	537.7
Total liabilities	2,629.0	2,520.8
Shareholder's equity:
Common stock (1,377,863 shares authorized, issued
and outstanding; $2 per share value)	2.8	2.8
Additional paid-in capital	1,152.2	1,172.7
Accumulated other comprehensive (loss) income	(0.4)	29.6
Retained earnings (deficit)	(716.7)	(753.5)
Total shareholder's equity	437.9	451.6
Total liabilities and shareholder's equity	$3,066.9	$2,972.4

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$1,225.6	$35.4	$(838.0)	$425.8
Comprehensive income:
Net income	-	-	-	53.9	53.9
Other comprehensive income,
net of tax:
Change in net unrealized gain
(loss) on securities ($0.8 pretax)	-	-	0.4	-	0.4
Total comprehensive income					54.3
Dividends paid	-	(25.5)	-	-	(25.5)
Balance at December 31, 2003	2.8	1,200.1	35.8	(784.1)	454.6
Comprehensive income:
Net income	-	-	-	31.6	31.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities ($(11.7) pretax)	-	-	(7.4)	-	(7.4)
Total comprehensive income					24.2
Dividends paid	-	(27.2)	-	-	(27.2)
Other	-	(0.2)	1.2	(1.0)	-
Balance at December 31, 2004	2.8	1,172.7	29.6	(753.5)	451.6
Comprehensive income:
Net income	-	-	-	36.8	36.8
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities ($(45.6) pretax)	-	-	(30.0)	-	(30.0)
Total comprehensive income					6.8
Dividends paid	-	(20.8)	-	-	(20.8)
Employee share-based payments	-	0.3	-	-	0.3
Balance at December 31, 2005	$2.8	$1,152.2	$(0.4)	$(716.7)	$437.9

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
		(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income	$36.8	$31.6	$53.9
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs,
value of business acquired, and sales inducements	(18.5)	(18.8)	(28.1)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	7.4	9.8	30.9
Future policy benefits, claims reserves, and
interest credited	13.0	58.6	7.0
Net realized capital gains	(9.5)	(9.3)	(10.6)
Change in:
Reinsurance recoverable	(16.1)	(19.1)	(18.6)
Other receivables and asset accruals	(0.7)	1.0	(0.1)
Due to/from affiliates	7.6	16.8	(6.2)
Other payables and accruals	(13.0)	(7.8)	(22.5)
Other	11.3	3.1	7.0
Net cash provided by operating activities	18.3	65.9	12.7

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	2,221.2	2,495.2	2,761.3
Equity securities, available-for-sale	2.2	-	-
Mortgage loans on real estate	37.0	24.5	44.3
Acquisition of:
Fixed maturities, available-for-sale	(2,237.8)	(2,531.1)	(2,879.3)
Equity securities, available-for-sale	(0.1)	-	-
Mortgage loans on real estate	(14.6)	(27.3)	(10.0)
Short-term investments	(5.3)	0.1	0.9
Other	(5.1)	(8.5)	(2.6)
Net cash used for investing activities	(2.5)	(47.1)	(85.4)

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
		(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$220.6	$217.0	$186.9
Maturities and withdrawals from investment contracts	(202.6)	(186.9)	(162.5)
Short-term loans	(5.0)	1.2	28.3
Dividends to parent	(20.8)	(27.2)	(25.5)
Other	-	0.1	-
Net cash (used for) provided by financing activities	(7.8)	4.2	27.2
Net increase (decrease) in cash and cash equivalents	8.0	23.0	(45.5)
Cash and cash equivalents, beginning of year	33.5	10.5	56.0
Cash and cash equivalents, end of year	41.5	33.5	10.5
Supplemental cash flow information:
Income taxes paid, net	$25.1	$9.5	$29.5
Interest paid	$3.2	$1.5	$1.9

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
Basis of Presentation

ReliaStar Life Insurance Company of New York (“RLNY” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of New York and provides financial products and services in the United States. RLNY is authorized to conduct its insurance business in the District of Columbia and all states.

RLNY is a direct, wholly-owned subsidiary of ReliaStar Life Insurance Company (“ReliaStar Life” or “Parent”), which is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut holding and management company. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING".

Until October 1, 2003, the Company was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut Life”), a Minnesota domiciled insurance company, which provided financial products and services in the United States. Effective October 1, 2003, Security-Connecticut merged with and into ReliaStar Life.

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, group life and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax-advantaged savings for retirement and protection in the event of death.

The Company has one operating segment, ING U.S. Financial Services.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments” (“EITF 03-1”) adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1:	Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2:	Evaluate whether an impairment is other-than-temporary.
Step 3:	If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments’” (“FSP EITF 03-1-1”), which delayed the EITF 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $0.4 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue No. 04-5, "Investor's Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights" ("EITF 04-5"), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46R: "Consolidation of Variable Interest Entities" ("FIN 46R"). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on RLNY as of December 31, 2005, as the Company's investments in limited partnerships are generally considered variable interest entities and are accounted for using the cost or equity methods of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS No. 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first interim or annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provision of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB No. 25”), and related Interpretations, as permitted by FAS No. 123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004 and 2003, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, was $0.2 lower than if it had continued to account for share-based payments under APB No. 25. The fair value of shares granted during 2005 was $0.2 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes to valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), on January 1, 2004. SOP 03-1 established several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and the revenues and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, SOP 03-1 requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners and policyholders must be recognized on the balance sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by SOP 03-1’s requirements to account for certain separate account arrangements as general account arrangements, to establish additional liabilities for certain guaranteed benefits and for products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function, and to defer, amortize, and recognize separately, sales inducements to contractowners and policyholders. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(10.8), before tax or $(7.0), net of $3.8 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company’s policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the implementation of Technical Practice Aid 6300.05 – 6300.08, “Q&As Related to the Implementation of SOP 03-1, ‘Accounting and Reporting by Insurance Enterprises, for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”’ (the “TPA”).

The TPA, which was approved in September 2004, provided additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provided additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA was retroactive to the original implementation date of SOP 03-1, January 1, 2004, and was reported as an adjustment to the SOP 03-1 cumulative effect change in accounting principle. The adoption of the TPA resulted in an adjustment of the Company’s cumulative effect change in accounting principle by $7.8, net of $4.2 of income tax.

The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of FAS No. 97 “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the FASB issued FASB Staff Position No. FAS 97-1, “Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ‘Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,’ Permit or Require Accrual of an Unearned Revenue Liability” (“FSP FAS 97-1”), effective for fiscal periods beginning subsequent to the date the guidance was

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004. The adoption of FSP FAS 97-1 did not have an impact on the Company’s financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB issued FIN 46R to make certain technical revision and address certain implementation issues that had arisen. FIN 46R provides a new framework for identifying Variable Interest Entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $799.0 and $643.6 as of December 31, 2005 and 2004, respectively. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $801.9 and $628.8, respectively, represents the maximum exposure to loss on the investment in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133 “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•       Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occur by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassifications and Changes to Prior Year Presentation footnote).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20). Under EITF Issue No. 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down charged to realized loss. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standards & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingency and guaranteed minimum accumulation benefits (“GMABs”) represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of an equity indexed annuity also represents an embedded derivative. These embedded derivatives and swap contracts reinsuring cost of insurance charges are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on instruments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company may enter into interest rate, equity market credit, default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also may purchase options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative investment contracts are included in Other investments or Other liabilities, as appropriate, on the Balance Sheets. The derivative contracts with insurance enterprises are included in Other assets on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also has issued certain retail annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets and the changes in the fair value are recorded in Interest credited and other benefits to policyholders/contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 60 applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for universal and traditional life insurance contracts, deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for universal life and variable products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Unearned revenue reserves represent contractual charges deemed to be earned in future periods. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Reserve interest rates vary by product up to 8.0% for 2005, 2004, and 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2005, 2004, and 2003, reserve interest discount rates ranged from 4.8% to 8.8%.

Reserves for equity indexed annuities are computed in accordance with FAS No. 97 and FAS No. 133. Accordingly, the aggregate initial liability is equal to the deposit received (plus a bonus, if applicable), and is split into a host component, and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value reported in the Statements of Operations.

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The SOP 03-1 reserve for life insurance products is calculated using the same assumptions used in the determination of estimated gross profits, according to which, deferred acquisition costs are amortized. The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce losses in later policy years.

The SOP 03-1 reserve for annuities with guaranteed minimum death benefits (“GMDBs”) is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The annuities with GMABs and with GMWBs where the guarantee does not involve life contingency are considered to be derivatives under FAS No. 133. The additional liabilities for these guarantees are recognized at fair value in the Statements of Operations.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SOP 03-1 reserve for the guaranteed minimum income benefits (“GMIB”) and GMWBs where the guarantee involves life contingency, is determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of the GMIB and GMWB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

Sales Inducements

Sales inducements represent benefits paid to contractowners and policyholders for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contracts expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately from DAC on the Balance Sheets in accordance with SOP 03-1. Beginning in 2004, sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodology and assumptions consistent with those used for amortization of DAC. Sales inducements are recorded in Other assets on the Balance Sheets.

Revenue Recognition

For universal life and certain annuity contracts, charges assessed against contractowners and policyholders funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as a premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to policyholders/contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners and policyholders who bear the

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners and policyholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate account assets supporting variable options under universal life and variable annuity contracts are invested, as designated by the contractowner, policyholder, or participant under a contract in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses, of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the Statements of Operations with the general account beginning January 1, 2004, in accordance with the SOP 03-1 requirements. At December 31, 2005 and 2004, unrealized gains/losses, on assets supporting a guaranteed interest option were minimal and are reflected in Stockholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to losses from its life insurance and annuity business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$35.5	$0.2	$0.2	$35.5
State, municipalities, and political
subdivisions	1.5	0.1	-	1.6

U.S. corporate securities:
Public utilities	170.7	3.9	2.6	172.0
Other corporate securities	612.3	14.8	8.6	618.5
Total U.S. corporate securities	783.0	18.7	11.2	790.5

Foreign securities:
Government	17.3	0.7	0.1	17.9
Other	177.8	3.0	4.7	176.1
Total foreign securities	195.1	3.7	4.8	194.0

Residential mortgage-backed securities	410.7	0.4	7.1	404.0
Commercial mortgaged-backed securities	188.8	3.1	2.7	189.2
Other asset-backed securities	112.4	0.9	1.1	112.2

Total fixed maturities, including fixed
maturities pledged	1,727.0	27.1	27.1	1,727.0
Less: fixed maturities pledged	118.6	-	3.5	115.1

Total fixed maturities	1,608.4	27.1	23.6	1,611.9
Equity securities	4.8	0.2	0.5	4.5

Total investments, available-for-sale	$1,613.2	$27.3	$24.1	$1,616.4

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$56.2	$0.4	$0.2	$56.4
State, municipalities, and political subdivisions	1.6	0.1	-	1.7

U.S. corporate securities:
Public utilities	154.3	7.9	0.8	161.4
Other corporate securities	695.2	35.9	3.0	728.1
Total U.S. corporate securities	849.5	43.8	3.8	889.5

Foreign securities:
Government	28.0	0.6	0.2	28.4
Other	168.0	6.6	1.9	172.7
Total foreign securities	196.0	7.2	2.1	201.1

Residential mortgage-backed securities	373.5	2.5	2.1	373.9
Commercial mortgaged-backed securities	119.0	8.2	0.3	126.9
Other asset-backed securities	107.1	6.1	1.1	112.1

Total fixed maturities, including fixed
maturities pledged	1,702.9	68.3	9.6	1,761.6
Less: fixed maturities pledged	149.7	0.3	1.5	148.5

Total fixed maturities	1,553.2	68.0	8.1	1,613.1
Equity securities	6.9	0.7	-	7.6

Total investments, available-for-sale	$1,560.1	$68.7	$8.1	$1,620.7

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation was $(0.3) and $59.4, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005 and 2004, were related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the fair value of fixed maturities, including fixed maturities pledged to creditors, in unrealized loss position at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$5.0	$3.3	$7.9	$16.2
Mortgage and other asset-backed
securities	5.8	3.3	1.8	10.9
Total unrealized loss	$10.8	$6.6	$9.7	$27.1
Fair value	$547.2	$261.4	$246.1	$1,054.7

2004

Interest rate or spread widening	$1.0	$2.0	$3.1	$6.1
Mortgage and other asset-backed
securities	1.7	0.5	1.3	3.5
Total unrealized loss	$2.7	$2.5	$4.4	$9.6
Fair value	$335.4	$131.8	$78.6	$545.8

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value at December 31, 2005. In addition, this category includes 100 securities, which have an average quality rating of A. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in prevailing market interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$51.9	$52.1
After one year through five years	412.7	415.4
After five years through ten years	350.7	349.6
After ten years	199.8	204.5
Mortgage-backed securities	599.5	593.2
Other asset-backed securities	112.4	112.2
Less: fixed maturities pledged	118.6	115.1
Fixed maturities, excluding fixed maturities pledged	$1,608.4	$1,611.9

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005.

At December 31, 2005 and 2004, fixed maturities with fair values of $2.8 and $6.0, respectively, were on deposit as required by regulatory authorities.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $98.4 and $100.7, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $97.7 and $100.4 at December 31, 2005 and 2004, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities in reverse repurchase agreements was $4.1 and $32.0, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar roll, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005			2004		2003
			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$0.3		3	$0.8	1	$2.7	2
Residential mortgage-
backed	0.1		1	-	-	-	-
Foreign(1)	-	*	1	-	-	-	-
U.S. Treasuries/Agencies	-	*	1	-	-	-	-
Equity securities	-		-	-	-	0.1	1
Limited partnerships	-	*	1	0.1	2	-	-
Other asset-backed	1.0		2	-	-	2.0	6
Total	$1.4		9	$0.9	3	$4.8	9

(1) Primarily U.S. Dollar denominated
* Less than $0.1

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $0.4 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
			No. of
	Impairment		Securities
U.S. corporate	$0.3		2
Residential mortgage-backed	0.1		1
U.S. Treasuries/Agencies	-	*	1
Total	$0.4		4

* Less than $0.1

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturity securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $0.4 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

The remaining fair value of investments with other-than-temporary impairments at December 31, 2005 and 2004 was $10.4 and $4.0, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$97.0	$98.9	$101.8
Equity securities, available-for-sale	0.8	0.2	0.1
Mortgage loans on real estate	15.7	16.5	18.7
Policy loans	6.3	7.0	5.8
Short-term investments and
cash equivalents	1.0	0.3	0.8
Other	1.6	0.6	(1.2)
Gross investment income	122.4	123.5	126.0
Less: investment expenses	(5.8)	(2.9)	(3.5)
Net investment income	$116.6	$120.6	$122.5

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments, and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003 were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$7.8	$9.3	$10.2
Equity securities, available-for-sale	0.1	-	(0.1)
Derivatives	1.6	0.1	-
Other	-	(0.1)	0.5
Pretax realized capital gains	$9.5	$9.3	$10.6
After-tax realized capital gains	$6.2	$6.0	$6.9

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$1,076.2	$1,300.8	$1,677.2
Gross gains	18.5	14.7	23.7
Gross losses	9.2	4.7	13.5

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily limited partnerships) approximate the fair value of the assets.

Investment contract liabilities (included in Future policy benefits and claims reserves)

Deferred annuities: Fair value is estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date is calculated as the account balance, less applicable surrender charges.

Supplementary contracts without life contingencies and immediate annuities: Fair value is estimated using discounted cash flow analyses. The discount rate is based upon Treasury rates plus a pricing margin.

Other investment contracts: The carrying amounts for these financial instruments, which includes retirement plan deposits, approximate the liabilities' fair value.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,727.0	1,727.0	$1,761.6	$1,761.6
Equity securities, available-for-sale	4.5	4.5	7.6	7.6
Mortgage loans on real estate	191.0	199.9	213.0	231.5
Policy loans	93.4	93.4	90.9	90.9
Cash, cash equivalents, Short-term
investments, and Short-term investments
under securities loan agreement	63.8	63.8	82.5	82.5
Other investments	19.9	19.9	17.0	17.0
Assets held in separate accounts	653.7	653.7	537.7	537.7
Liabilities:
Investment contract liabilities:
Deferred annuities	373.5	369.5	379.5	377.6
Supplementary contracts and
immediate annuities	40.6	40.6	31.5	31.5
Liabilities related to separate accounts	653.7	653.7	537.7	537.7

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Options
S&P Options are used to hedge against an increase
in the S&P Index. Such increase may result in
increased payments to contract holders of equity
indexed annuity contracts, and the options offset
this increased expense. Both the options and
the embedded derivative reserve are carried at fair
value. The change in value of the options are
recorded in Net realized capital gains (losses);
the change in value of the embedded derivative
is recorded in Interest credited and other benefits
to policyholders/contractowners.	$24.3	$8.0	$0.8	$0.3

Swaps
The swap contracts with insurance enterprises are
used to reinsure cost of insurance charges on certain
life products. Swaps represent contracts that require
the exchange of cash flows at regular interim periods,
typically monthly or quarterly.	N/A*	N/A*	$2.0	$-

Embedded Derivatives
The Company also has issued certain retail annuity
products that contain embedded derivatives whose
market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates,
or credit ratings/spreads.	N/A*	N/A*	$3.2	$0.2

*N/A - not applicable.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Cost and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$61.3
Deferrals of commissions and expenses	23.4
Amortization:
Amortization	(11.6)
Interest accrued at 4% - 7%	3.2
Net amortization included in the Statements of Operations	(8.4)
Change in unrealized gains and losses on available-for-sale securities	(1.6)
Balance at December 31, 2003	74.7
Deferrals of commissions and expenses	14.2
Amortization:
Amortization	(13.5)
Interest accrued at 4% - 7%	3.8
Net amortization included in the Statements of Operations	(9.7)
Change in unrealized gains and losses on available-for-sale securities	0.1
Implementation of SOP and TPA	(1.6)
Balance at December 31, 2004	77.7
Deferral of commissions and expenses	17.3
Amortization:
Amortization	(7.7)
Interest accrued at 4% - 7%	4.0
Net amortization included in the Statements of Operations	(3.7)
Change in unrealized gains and losses on available-for-sale securities	1.4
Balance at December 31, 2005	$92.7

The estimated amount of DAC to be amortized, net of interest, is $4.5, $4.8 $5.0, $5.3, and $4.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$48.2
Deferrals of commissions and expenses	4.7
Amortization:
Amortization	(26.6)
Interest accrued at 7%	4.1
Net amortization included in the Statements of Operations	(22.5)
Change in unrealized gains and losses on available-for-sale securities	6.0
Balance at December 31, 2003	36.4
Deferrals of commissions and expenses	3.5
Amortization:
Amortization	(2.5)
Interest accrued at 5% - 7%	2.8
Net amortization included in the Statements of Operations	0.3
Change in unrealized gains and losses on available-for-sale securities	3.7
Implementation of SOP and TPA	(10.2)
Balance at December 31, 2004	33.7
Deferral of commissions and expenses	0.5
Amortization:
Amortization	(5.6)
Interest accrued at 5% - 7%	2.0
Net amortization included in the Statements of Operations	(3.6)
Change in unrealized gains and losses on available-for-sale securities	12.7
Balance at December 31, 2005	$43.3

The estimated amount of VOBA to be amortized, net of interest, is $3.7, $3.0, $2.8, $2.8, and $2.6, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA – Life Products

As part of the regular analysis of DAC/VOBA, at the end of each of the years ended December 31, 2005, 2004, and 2003, the Company unlocked its long-term rate of return assumptions due to assumption changes that may include mortality, lapse, expense and interest amounts and portfolio return. The impact of unlocking on the amortization of DAC/VOBA before tax was a decrease of $2.0, in 2005, a decrease of $9.8, in 2004, and an increase of $5.5, in 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Analysis of DAC/VOBA – Annuity Products

As a part of the regular analysis of DAC\VOBA, at the end of the third quarter of 2005 the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns from 8.5% to 8.125% (gross before fund management fees, mortality, expense, and other policy charges) as of September 30, 2005, reflecting a blended return of equity and other sub-accounts. However, actual equity market experience was very close to long-term assumptions, and no material change to the rate of DAC\VOBA amortization in 2005 was associated with such experience. Actual variable annuity contractowner withdrawal rates have been slower than long-term assumptions. Correspondingly, at the end of the third quarter of 2005, the Company revised its assumptions regarding policyholder withdrawal behavior for some of its variable annuity contracts in-force. The total unlocking associated with withdrawal behavior for 2005, resulting from both the change in assumptions at September 30, 2005 and from preceding differences of actual withdrawal experience from assumptions in place, was a deceleration of $0.2.

The actual separate account return exhibited by the variable funds associated with the Company’s liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $0.1 for the year ended December 31, 2004.

During 2003, the Company reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees, mortality, expense, and other policy charges) reflecting a blended return of equity and other sub-accounts. The 2004 unlocking adjustment was driven by this change in the separate account returns assumption along with other prospective assumption changes. For the year ended December 31, 2003, the Company recorded an acceleration of DAC/VOBA amortization totaling $5.4.

Analysis of DAC/VOBA – Group Products

In the last quarter of 2005, the Company revised its long-term assumptions associated with group products earned rates from 6.0% to 5.5%. The decrease in earned rates led to lower anticipated margins on these products. The negative effect of reduced margins was largely off-set by lower expected credited rates. The change in assumptions resulted in acceleration of DAC/VOBA amortization of $0.1 for the year ended December 31, 2005. The Company did not unlock its DAC/VOBA assumptions related to group products during 2004 and 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior notice/approval of the insurance regulatory authorities of the State of New York for payment of any dividend, which, when combined with other dividends paid within the calendar year, exceeds the lesser of (1) ten percent (10%) of the Company’s statutory surplus at prior year end or (2) the Company’s prior year statutory net gain from operations, not including realized capital gains.

The Company paid $20.8, $27.2 and $25.5, in dividends on its common stock to its parent during 2005, 2004, and 2003, respectively.

The Insurance Department of the State of New York (the “Department”), recognizes as net income, capital, and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net gain from operations, excluding realized capital gains and losses was $36.0, $21.0, and $42.8, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus $282.9 and $260.9 at December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The Company tests its universal life FAS 97 products to determine the presence of tail losses, which would indicate the need to calculate and report an additional liability under SOP 03-1. Tail losses could arise from cost-of-insurance charges in later policy years that are inadequate to cover the cost of excess death benefits, the presence of secondary guarantees, or both. The Company tests for the presence of significant tail losses using the anticipated profit streams under a range of scenarios. If the product fails the test, as indicated by material tail losses, then an SOP 03-1 reserve is calculated, and the product is subject to SOP 03-1 going forward. In addition, SOP 03-1 reserves are calculated in cases where the product passes the SOP 03-1 test (i.e. significant tail losses are not present), but the product contains a secondary guarantee.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The additional liability for universal life products was $33.0 and $17.5 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the separate account liability for annuities subject to SOP 03-1 due to minimum guaranteed benefits was $0.2.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $321.5 and $213.9, respectively.

7.	Sales Inducements

During the year ended December 31, 2005, the Company capitalized and amortized $0.7 and $0.1, respectively, of sales inducements. During the year ended December 31, 2004, the Company capitalized and amortized $1.1 and $0.4, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains (losses), was $1.9 and $1.3 as of December 31, 2005 and 2004, respectively.

8.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Balance at January 1	$12.8	$14.3	$20.4
Less: Reinsurance recoverable	7.3	9.0	16.8
Net balance at January 1	5.5	5.3	3.6
Incurred related to:
Current year	16.4	7.9	4.0
Prior years	2.4	(1.9)	0.3
Total incurred	18.8	6.0	4.3
Paid related to:
Current year	11.7	4.2	-
Prior years	5.2	1.6	2.6
Total paid	16.9	5.8	2.6
Net balance at December 31	7.4	5.5	5.3
Plus: Reinsurance recoverables	8.0	7.3	9.0
Balance at December 31	$15.4	$12.8	$14.3

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The liability for unpaid accident and health claims is included in Future policy benefits and claims reserves on the Balance Sheets.

9.	Income Taxes

The Company files a consolidated federal income tax return with its parent, ReliaStar Life. The Company has a federal tax allocation agreement with its parent whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Current tax expense:
Federal	$8.5	$25.0	$20.9
Total current tax expense	8.5	25.0	20.9

Federal	8.9	(8.4)	5.4
Total deferred tax expense (benefit)	8.9	(8.4)	5.4
Total income tax expense	$17.4	$16.6	$26.3

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$54.2	$47.4	$80.2
Tax rate	35%	35%	35%
Income tax at federal statutory rate	19.0	16.6	28.1
Tax effect of:
Refinement of deferred tax balances	(1.4)	-	(1.5)
Other	(0.2)	-	(0.3)
Income tax expense	$17.4	$16.6	$26.3

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004 are presented below.

	2005	2004
Deferred tax assets:
Insurance reserves	$46.7	$48.2
Investment losses	2.4	5.8
Legal reserve	4.6	4.9
Premiums	5.7	5.5
Compensation items	1.7	-
Other	1.4	3.9
Total gross assets	62.5	68.3
Deferred tax liabilities:
Present value of future profits	(15.2)	(12.3)
Deferred policy acquisition costs	(6.7)	(1.3)
Net unrealized capital gains	(0.2)	(20.6)
Other	(1.2)	(1.6)
Total gross liabilities	(23.3)	(35.8)
Net deferred income tax asset	$39.2	$32.5

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Under prior law, the Company was allowed to defer from taxation a portion of income. Deferred income of $11.3 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. The Company made a dividend distribution of $20.8 from the Policyholder’s Surplus Account which eliminated any potential tax.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

10.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $2.5, $1.9, and $0.9, for the years ended 2005, 2004, and 2003, respectively, and were included in Operating expenses on the Statements of Operations.

Defined Contribution Plans

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The Company matching contribution charges associated with the Savings Plan were $0.9, $0.7, and $0.3, for the years ended December 31, 2005, 2004, and 2003, respectively, and were included in Operating expenses on the Statements of Operations.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. No benefits charges were allocated to the Company related to all of these plans for the years ended December 31, 2005, 2004, and 2003.

11.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•

Underwriting agreement with Directed Services, Inc. (“DSI”), an affiliated broker-dealer, for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2005, 2004, and 2003, commission expenses were incurred in the amounts of $6.9, $2.2, and $1.3, respectively.

•

Investment advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, effective January 1, 2001 and amended September 1, 2004, in which IIM provides asset management, administrative and accounting services for RLNY’s general account. The Company records a fee, which is paid quarterly, based on the value of the general account assets under management. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $2.6, $1.3, and $1.5 respectively.

•

Administrative services agreement between the Company, ING North America and its U.S. insurance company affiliates dated March 1, 2003, and amended effective August 1, 2004. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $39.6, $34.5, and $18.5, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

The Company currently has a concentration of reinsurance with ReliaStar Life. RLNY cedes life business to its parent, under two reinsurance agreements. Both agreements were put in place to reinsure amounts in excess of RLNY’s stated retention and continue to accept new business on an ongoing basis. The first reinsurance agreement, effective April 1, 1984, transfers the mortality risk on a yearly-renewable-term basis on Individual Ordinary Life, Waiver of Premium Disability, and Accidental Death insurance directly issued by the Company or its predecessor. Under the second reinsurance agreement, effective January 15, 1996, ReliaStar Life coinsures all risk on level term life insurance products directly issued by the Company or its predecessor. Under both reinsurance agreements, reinsurance premiums are paid annually in advance and are accounted for and settled on a quarterly or more frequent basis. Payment in settlement of the reinsurance under a claim approved and paid by the Company for a life reinsured under these agreements is made by the reinsurer upon receipt of the claim papers. The reserves ceded under these agreements were $17.9 and $9.1, as of December 31, 2005 and 2004, respectively.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc.(“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, either party can borrow from the other up to 5% of the Company’s statutory admitted assets as of the preceding December 31. Interest on any RLNY borrowing or on any ING AIH borrowing is charged at a rate which is the lowest rate among quotes from recognized U.S. commercial paper dealers for the prevailing interest rate of U.S. commercial paper available for purchase with duration equal to the duration of the borrowing under the reciprocal loan agreement. Under this agreement, the Company incurred minimal interest expense and earned no interest for the years ended December 31, 2005, 2004, and 2003. The Company had no balances receivable or payable with ING AIH at December 31, 2005 and 2004.

Tax Allocation Agreement

The Company files a consolidated federal income tax return with its parent, ReliaStar Life. The Company has a federal tax allocation agreement with its parent whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory tax rate.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Capital Transactions

The Company paid $20.8, $27.2, and $25.5, in dividends on its common stock to its Parent during 2005, 2004, and 2003, respectively.

The Company did not receive capital contributions in 2005, 2004, and 2003.

12.	Financing Agreements

The Company maintains a $30.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, the Company had no amounts outstanding under the revolving loan facility.

The Company also maintains a $30.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, the Company had no amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, the Company also maintained a $30.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, the Company had $2.3 payable under this facility.

13.	Reinsurance

The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company’s retention limits as stated below.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005, the Company had reinsurance treaties with 35 unaffiliated reinsurers and 5 affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its life insurance and variable annuity contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

The Company’s retention limit is $0.3 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention limits are $0.8 and $0.5, respectively, per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risk assumed. The Company obtained letters of credit for reinsurers that are not registered in the State of New York. Letters of credit totaling $2.5 were obtained from various banks, including Dresdner Bank AG, Bank of America and Royal Bank of Canada. In addition, the Company obtained a $10.0 letter of credit from a pool of 17 banks that provides coverage to the Company and its affiliates for the reinsurance contract with Security Life of Denver International Ltd., an affiliate.

Reinsurance ceded in force for life mortality risks were $13,527.8 and $13,659.2 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurer	$22.1	$23.8
Payable for reinsurance premiums	(27.8)	(27.6)
Reinsurance ceded	96.2	77.5
Other	9.8	10.5
Total	$100.3	$84.2

Included in the accompanying financial statements are net policy benefit recoveries of $49.0, $20.6, and $20.0, for the years ended December 31, 2005, 2004, and 2003, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to policyholders/contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Premiums and deposits ceded under
reinsurance	$51.6	$41.4	$36.0
Reinsurance recoveries	(1.5)	19.2	13.6

14.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases, the longest term of which expires in 2010.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $0.2, $0.2, and $0.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2008 are estimated to be $0.1 in each year. Minimal payments are estimated for years ended December 31, 2009 and 2010, and no future net minimum payment is estimated thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $10.2, $0.7 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $15.4, $1.2 of which was with related parties. During 2005 and 2004, $0.5 and $1.4, respectively, was funded to related parties under off-balance sheet commitments.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financial Guarantees

In the third quarter of 2005, the Company purchased a 3-year credit-linked note arrangement, whereby the Company agreed to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then recover any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2005, the maximum potential future exposure to the Company under the guarantee was $3.0.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”), and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

15.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) at December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$-	$58.7	$75.2
Equity securities, available-for-sale	(0.3)	0.7	(0.2)
DAC/VOBA adjustments on,
available-for-sale securities	-	(14.1)	(17.9)
Other investments	-	(1.2)	(1.3)
Subtotal	(0.3)	44.1	55.8
Less: deferred income taxes	0.1	15.7	20.0
Net unrealized capital (losses) gains	(0.4)	28.4	35.8
Other	-	1.2	-
Accumulated other comprehensive
income (loss)	$(0.4)	$29.6	$35.8

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital (losses) gains on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004 and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(58.7)	$(16.5)	$(3.3)
Equity securities, available-for-sale	(1.0)	0.9	(0.2)
DAC/VOBA adjustments on
available-for-sale securities	14.1	3.8	4.4
Other investments	-	0.1	(0.1)
Subtotal	(45.6)	(11.7)	0.8
Less: deferred income taxes	(15.6)	(4.3)	0.4
Net change in unrealized capital
(losses) gains	$(30.0)	$(7.4)	$0.4

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in unrealized gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding (losses) gains
arising the year (1)	$(22.1)	$(2.7)	$4.9
Less: reclassification adjustments
for (losses) gains and other items
included in net income(2)	7.9	4.7	4.5
Net unrealized (losses) gains on securities	$(30.0)	$(7.4)	$0.4

(1)	Pretax unrealized holding (losses) gains arising during the year were $(33.5), $(3.5), and $7.5, for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for realized gains (losses) and other items included in net income were $12.0, $7.3, and $6.9, for the years ended December 31, 2005, 2004, and 2003, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the years ended December 31, 2004 and 2003 to reflect the correct balances, primarily related to receivables and payables for securities. The Company has labeled the Statements of Cash Flows for the years ended December 31, 2004 and 2003 as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Restated

Net cash provided by operating activities	$72.9	$(7.0)	$65.9
Net cash used in investing activities	(54.1)	7.0	(47.1)

2003
Net cash provided by operating activities	$5.9	$6.8	$12.7
Net cash used in investing activities	(78.6)	(6.8)	(85.4)

333-117617	April 2006

OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

Resolution of Board of Directors of ReliaStar Life Insurance Company of New York establishing the ReliaStar Life Insurance Company of New York Variable Life Separate Account I. (Incorporated herein by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

	(2)

Resolution of Board of Directors of ReliaStar Life Insurance Company of New York changing the name of ReliaStar Life Insurance Company of New York Separate Account I. (Incorporated herein by reference to Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(b)	Not Applicable.
(c)	(1)

Distribution Services Agreement dated as of March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

	(2)

Amendment dated as of March 27, 2003, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(3)

Amendment dated as of November 1, 2004, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

	(4)

Amendment dated as of August 31, 2005, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

	(5)

Amendment dated as of December 7, 2005, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

	(6)

Amendment dated as of April 28, 2006, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

	(7)

Distribution Agreement, dated as of August 1, 2004, between ReliaStar Life Insurance Company of New York and ING America Equities, Inc. (Incorporated herein by reference to Post Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

	(8)	Specimens of WSSI Selling Agreements. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)
	(9)

Specimen of ING America Equities, Inc. Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)	(1)

Flexible Premium Variable Life Insurance Policy. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-117617, as filed on September 24, 2004.)

	(2)	Form of Accelerated Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-19123, as filed on May 9, 1997.)
	(3)	Form of Accidental Death Benefit Rider. ((Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)

	(4)	Form of Additional Insured Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(5)	Form of Insured's Cost of Living Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(6)	Form of Total Disability Specified Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(7)	Form of Waiver of Monthly Deduction Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(8)	Full Death Benefit Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(9)	Extended Death Benefit Guarantee Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(10)	Modification Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(11)	Interest Rate Guarantee Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(12)	Overloan Lapse Protection Rider. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 117617, as filed on August 3, 2005.)
(e)	(1)	Policy Application Form. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Supplement to Policy Application Form. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 7, 2000.)
(f)	(1)	Amended Charter of ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Amended By-Laws of ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
(g)	Not Applicable.
(h)	(1)	(a)

Participation Agreement dated as of March 27, 2000, by and between ReliaStar Life Insurance Company of New York, on behalf of itself and its separate account, A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

(b)

Administrative Services Agreement dated as of March 27, 2000, by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), The Alger American Fund and Fred Alger and Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment No. 1, dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, The Alger American Fund and Fred Alger & Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Service Agreement dated as of August 8, 1997, between ReliaStar Bankers Security Life Insurance Company (to be renamed ReliaStar Life Insurance Company of New York) and Fred Alger Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(3)	(a)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(4)	(a)

Participation Agreement dated as of March 9, 1995, by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Initial Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(b)

Amendment No. 1 to Participation Agreement by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(d)

Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment No. 5 to Participation Agreement dated March 9, 1995, among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-117617, as filed on April 7, 2005.)

(g)

Amendment dated as of May 5, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(h)

Participation Agreement dated March 9, 1995, by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Registration Statement to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(i)

Amendment No. 1 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(j)

Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(k)

Amendment No. 3 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(l)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(m)

Amendment No. 5 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(n)

Amendment dated April 5, 2002, to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-52358, as filed on April 18, 2002.)

(o)

Amendment dated as of May 5, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(p)

Form of Service Contract with Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, File Number 333-19123, as filed on May 9, 1997.)

(q)

Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File Number 333-19123, as filed on May 9, 1997.)

(5)	(a)

Participation Agreement dated as of May 1, 2002, by and among ING VP Bond Portfolio and ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(6)	(a)

Form of Participation Agreement by and among ReliaStar Life Insurance Company of New York, the GCG Trust and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-117617, as filed on November 28, 2005.)

(7)	(a)

Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(b)

Amendment dated as of March 13, 2002, to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(c)

Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6, 2001, by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(d)

Amendment dated as of December 7, 2005, to Participation Agreement dated as of December 6, 2001, by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

(e)

Form of Amendment dated as of April 28, 2006, to Participation Agreement dated as of December 6, 2001, by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

(f)

Service Agreement effective as of December 6, 2001, between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York on behalf of ING Partners, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(g)

Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2002, by and between ReliaStar Life Insurance Company of New York and Portfolio Partners, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(h)

Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement dated December 6, 2001, by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(i)

Form of Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser Class Shares) dated December 6, 2001, by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

(j)

Form of Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service Class Shares) dated December 6, 2001, by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 17, 2006.)

(8)	(a)

Participation Agreement dated as of May 1, 2002, by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(9)	(a)

Participation Agreement dated as of May 1, 2001, by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment dated as of August 30, 2002, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(c)

Administrative and Shareholder Services Agreement dated as of May 1, 2001, by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)

Amendment dated as of August 30, 2002, to Administrative and Shareholder Services Agreement between ReliaStar Life Insurance Company of New York and ING Funds Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(10)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Janus Aspen Series. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment dated as of October 8, 1998, to Participation Agreement by and between ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) and Janus Aspen Series. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment dated as of January 6, 1999, to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Letter Agreement dated August 8, 1997, by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company) and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

Amendment, dated as of October 8, 1998, to Letter Agreement dated August 8, 1997, by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997, by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, as filed on April 18, 2002.)

(11)	(a)

Participation Agreement dated as of August 8, 1997, by and between ReliaStar Banker's Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

Amendment No. 1 dated as of February 1, 1999, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

Addendum dated as of May 1, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Letter Agreement dated as of August 8, 1997, by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Neuberger Berman Management Incorporated. (Incorporated herein by reference to Pose-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(12)	(a)

Participation Agreement by and between ReliaStar's Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), OCC Accumulation Trust and OCC Distributors. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York, OCC Accumulation Trust and OCC Distributors. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April l9, 1999.)

(c)

Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company of New York and OpCap Advisers. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(14)	(a)

Participation Agreement dated as of January 8, 1997, by and among Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, as filed on May 9, 1997.)

(b)

Amendment No. 1 dated as of March 3, 1998, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment No. 2 dated as of March 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Amendment No. 3 dated as of March 30, 2001 to Participation Agreement among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(i)	(1)

Management Services Agreement by and between ReliaStar Life Insurance Company (formerly known as Northwestern National Life Insurance Company) and Bankers Security Life Insurance Company. (Incorporated herein by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (Incorporated herein by reference to Initial Registration on Form N-4, File No. 333-85613, as filed on April 5, 2002.)

(j)	Not Applicable
(k)	Opinion and Consent of Counsel
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company (File No. 333-130833), as filed on April 10, 2006.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, President and Chief Executive Officer
James R. Gelder, 20 Washington Avenue S, Minneapolis, MN 55401	Director, Chairman and Executive Vice President
Robert P. Browne, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Vice President, Investments
Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156	Director and Senior Vice President
Carol V. Coleman, Coleman & Company LLC, Executive Search, 178 Byrtle Blvd., Larchmont, NY 10538	Director
R. Michael Conley*	Director
James F. Lille*	Director
Curtis W. Olson, 100 Washington Square, Minneapolis, MN 55401	Director and Senior Vice President
Howard L. Rosen, 1475 Dunwoody Drive, West Chester, PA 19380	Director, Vice President and Appointed Actuary
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156	Director
Charles B. Updike, Schoeman, Updike & Kaufman, 60 East 42nd Street, New York, NY 10165	Director
Ross M. Weale*	Director
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Executive Vice President and Chief Financial Officer
William D. Bonneville, 1000 Woodbury Road, Woodbury, NY 11797	Executive Vice President and Chief Administrative Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Steven Pierson, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
James R. McInnis, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Harry N. Stout, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005	Vice President, Chief Compliance Officer and Assistant Secretary
Kimberly M. Curley, 1290 Broadway, Denver CO 80203	Vice President and Illustration Actuary
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401	Vice President and Actuary
Dawn M. Peck, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President, Assistant Treasurer and Assistant Secretary
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Chad M. Eslinger, 2001 21st Avenue N.W., Minot, ND 58703	Vice President

Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Vice President
Joy M. Benner, 20 Washington Avenue S, Minneapolis, MN 55401	Secretary
*	These Directors and Officers do not have a business address.

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 23 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 333-47527), as filed on April 14, 2006.

Item 29	Indemnification

ReliaStar Life Insurance Company of New York indemnifies, to the full extent permitted by the laws of the State of New York, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by reason of the fact that he is or was a director, officer or employee of ReliaStar Life Insurance Company of New York, or is or was serving at the request of ReliaStar Life Insurance Company of New York as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. ReliaStar Life Insurance Company of New York may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar Life Insurance Company of New York in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified and to what extent any such person may be indemnified. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life Insurance Company of New York, pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life Insurance Company of New York of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life Insurance Company of New York in connection with the securities being registered, ReliaStar Life Insurance Company of New York will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of New York, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section XIII of the ING America Equities, Inc. Distribution Agreement provides that ING America Equities, Inc. will indemnify and hold harmless certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was an officer, director or employee of ING America Equities, Inc., as long as he acted in good faith on behalf of ING America Equities and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company and Security Life of Denver Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Director and Vice President
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Anita F. Woods, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Dawn M. Peck, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Joy M. Benner, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Diana R. Cavender, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Randall K. Price, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa L. Skinner, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Edwina P. J. Steffer, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$505,336

*

Includes payments to agents/registered representatives, broker/dealers and regional managers/brokerage general agents; expense allowances; and payments to ING Financial Partners, Inc. as a marketing allowance.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Woodbury, NY 11797 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.

Item 33	Fee Representations

ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York under the policies. ReliaStar Life Insurance Company of New York bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company of New York to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to this Registration Statement on Form N-6 (File No. 333-117617) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 17th day of April, 2006.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Donald W. Britton*
Donald W. Britton President and Chief Executive Officer (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	Director, President and Chief Executive Officer
Donald W. Britton	(principal executive officer)

/s/ James R. Gelder*	Director, Chairman and Executive Vice President
James R. Gelder

/s/ Robert P. Browne*	Director and Vice President, Investments
Robert P. Browne

/s/ Carol V. Coleman*	Director
Carol V. Coleman

/s/ Brian D. Comer*	Director and Senior Vice President
Brian D. Comer

/s/ R. Michael. Conley*	Director	April
R. Michael Conley		17, 2006

/s/ James F. Lille*	Director
James F. Lille

/s/ Curtis W. Olson*	Director and Senior Vice President
Curtis W. Olson

/s/ Howard L. Rosen*	Director, Vice President and Appointed Actuary
Howard L. Rosen

/s/ Catherine H. Smith*	Director
Catherine H. Smith

/s/ Charles B. Updike*	Director
Charles B. Updike

/s/ Ross M. Weale*	Director
Ross M. Weale

/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial
David A. Wheat	Officer (principal financial officer)

/s/ Steven Pierson*	Senior Vice President and Chief Accounting Officer
Steven Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie Attorney-in-Fact

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
Exhibit Index

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm